1933 Act Registration No. 33-16905
                                             1940 Act Registration No. 811-05309

As filed with the Securities and Exchange Commission on October 24, 2002

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|

                          Pre-Effective Amendment No. __        | |
                          Post-Effective Amendment No. 64       |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                         |X|

                                Amendment No. 64

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-1606
              (Registrant's Telephone Number, including Area Code)

                             Christopher O. Petersen
                               U.S. Bancorp Center
                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing shall become effective (check appropriate box):

         | | immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on (October 25, 2002) pursuant to paragraph (b) of Rule 485
         | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
         | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(3) of Rule 485

[LOGO] FIRST AMERICAN FUNDS(TM)            OCTOBER 25, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS - BOND FUNDS


                             SHORT TAX FREE
                                       FUND

                             CLASS A SHARES















                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THIS FUND, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



       FUND SUMMARY
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          Short Tax Free Fund                                          2
--------------------------------------------------------------------------------
       POLICIES & SERVICES
--------------------------------------------------------------------------------
          Buying Shares                                                4
--------------------------------------------------------------------------------
          Selling Shares                                               7
--------------------------------------------------------------------------------
          Managing Your Investment                                     9
--------------------------------------------------------------------------------
       ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          Management                                                  10
--------------------------------------------------------------------------------
          More About The Fund                                         11
--------------------------------------------------------------------------------
          Financial Highlights                                        13
--------------------------------------------------------------------------------
       FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

Fund Summary

INTRODUCTION



This section of the prospectus describes the objective of the First American Short Tax Free Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON, IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                               1 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Fund Summary

SHORT TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Short Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Short Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

o "general obligation" bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

o        participation interests in municipal leases.

o zero coupon municipal securities, which pay no cash income to their holders until they mature.

o inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interests rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three years or less under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see "More About The Fund -- Risks."

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligations bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "nonappropriation" clauses that provide that the government issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the legislative body.

POLITICAL AND ECONOMIC RISK. The value of municipal securities owned by the fund may be adversely affected by state and local political and economic conditions and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Short Tax Free Fund shares were not offered prior to the date of this prospectus, no performance information is presented for these shares.


                               2 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Fund Summary

SHORT TAX FREE FUND CONTINUED

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FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on estimated amounts for the fund's current fiscal year.(1)

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                     2.25%(2)
(AS A PERCENTAGE OF OFFERING PRICE)

ANNUAL MAINTENANCE FEE(3)                                                             $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------
Management Fees                                                                      0.50%
Distribution and Service (12b-1) Fees(4)                                             0.15%
Other Expenses(5)                                                                    0.30%
Total Annual Fund Operating Expenses                                                 0.95%
---------------------------------------------------------------------------------------------

(1)THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES FOR THE CURRENT FISCAL YEAR SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME:

WAIVER OF FUND EXPENSES                                                             (0.20)%
NET EXPENSES (AFTER WAIVERS)                                                         0.75%

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)The distributor has contractually agreed to waive its 12b-1 fee from 0.25% to 0.15%.

(5)"Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $300
 3 years                                                                    $501


                               3 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Policies & Services

BUYING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The fund offers two different classes of shares. This prospectus offers Class A shares. Class Y shares are available through a separate prospectus. There are differences among the fees and expenses for each class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual shareholder servicing (12b-1) fees of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold without a sales charge or shareholder servicing fee.

--------------------------------------------------------------------------------
12b-1 FEES

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Class A shares pay shareholder servicing fees equal, on an annual basis, to 0.25%* of average daily net assets. The fund's distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

*The distributor has contractually agreed to waive Class A share 12b-1 fee to 0.15% of average daily net assets for the current fiscal year. Therefore, the distributor will proportionately reduce the annual fee referred to above that it pays to institutions in connection with sales of Class A shares of the fund.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the fund's board of directors.

Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                             Sales Charge                Maximum
                                                                     Reallowance
                                       As a % of        As a % of      as a % of
                                        Offering        Net Asset       Purchase
                                           Price            Value          Price
--------------------------------------------------------------------------------
Less than $50,000                          2.25%            2.30%          2.00%
$ 50,000 - $ 99,999                        2.00%            2.04%          1.75%
$100,000 - $249,999                        1.75%            1.78%          1.50%
$250,000 - $499,999                        1.25%            1.27%          1.00%
$500,000 - $999,999                        1.00%            1.01%          0.75%
$1 million and over                        0.00%            0.00%          0.00%
--------------------------------------------------------------------------------

REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other First American fund Class A shares that you purchased for $25,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined to determine your sales charge. Each fund will combine purchases made by an investor, the investor's spouse, and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the fund of purchases by any related accounts. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.


                               4 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Policies & Services

BUYING SHARES CONTINUED

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund (except the money market funds), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

--------------------------------------------------------------------------------

   FOR INVESTMENTS OF OVER $1 MILLION

   There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The fund's distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

   To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

   o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

   o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

   o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

   o  redemptions required as a result of over contribution to an IRA plan.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. "Accepted" means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the fund receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME, AND INVESTOR ACCOUNT #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

                               5 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Policies & Services

BUYING SHARES CONTINUED

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash are not accepted.

o if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your First American Fund into another First American Fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


                               6 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Policies & Services

SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, the fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Selling Shares, Redemption In Kind."

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The fund reserves the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

o        name of the fund.

o        account number.

o        dollar amount or number of shares redeemed.

o        name on the account.

o        signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the fund's records.

o        your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.


                               7 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Policies & Services

SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

--------------------------------------------------------------------------------

   ACCOUNTS WITH LOW BALANCES

   Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

   o  deduct a $25 annual account maintenance fee, or

   o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

   Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares (or Class S shares if available) of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of the fund for Class A shares of another First American fund, you do not have to pay a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange, call Investor Services at 800 677-FUND. Your instructions must be received before 3:00 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of in cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.

--------------------------------------------------------------------------------

   TELEPHONE TRANSACTIONS

   You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

   The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

   It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.


                               8 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements if the fund is held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends; however, the fund's exempt-interest dividends may be subject to state or local taxes.

Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions of the fund's net long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                               9 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30, 2002, U.S. Bancorp Asset Management had more than $116 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund has contractually agreed to pay the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.50% of average daily net assets.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                              10 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Additional Information

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
OBJECTIVES

The fund's objective, which is described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that the fund will achieve its objective.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

INVESTMENT APPROACH. In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity, portfolio diversification, and geographical diversification. Fund managers conduct research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

MUNICIPAL SECURITIES. Municipal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The fund may invest in municipal securities such as "general obligation" bonds, "revenue" bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit, and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligations bonds or revenue bonds. See "Risks -- Risks of Municipal Lease Obligations."

The municipal securities in which the fund invests may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become "refunded" when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.

Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities. The values of these securities, as well as zero coupon bonds, may be highly volatile as interest rates rise or fall. See "Interest Rate Risk" and "Risks of Inverse Floating Rate Securities."

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the fund's advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent the fund from achieving its investment objective.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section. More information about fund risks is presented below.

INTEREST RATE RISK. Debt securities in the fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. The fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The fund's investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Risks of Inverse Floating Rate Securities."


                              11 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Additional Information

MORE ABOUT THE FUND CONTINUED

INCOME RISK. The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk") in lower-yielding securities.

CREDIT RISK. The fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

The fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When the fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

CALL RISK. Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The fund is subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

POLITICAL AND ECONOMIC RISK. The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent the fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF INVERSE FLOATING RATE SECURITIES. The fund may invest up to 10% of its total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. The fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

RISKS OF ACTIVE MANAGEMENT. The fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                              12 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

No information is presented for the fund as it had not commenced operations as a registered mutual fund prior to the date of this prospectus.


                              13 PROSPECTUS - First American Short Tax Free Fund
                                              Class A Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

You can obtain a free copy of the fund's SAI by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROSTTFA 10/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            OCTOBER 25, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS - BOND FUNDS


                             SHORT TAX FREE
                                       FUND

                             CLASS Y SHARES















                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THIS FUND, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



       FUND SUMMARY
--------------------------------------------------------------------------------
          Short Tax Free Fund                                          2
--------------------------------------------------------------------------------
       POLICIES & SERVICES
--------------------------------------------------------------------------------
          Buying and Selling Shares                                    4
--------------------------------------------------------------------------------
          Managing Your Investment                                     6
--------------------------------------------------------------------------------
       ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          Management                                                   7
--------------------------------------------------------------------------------
          More About The Fund                                          8
--------------------------------------------------------------------------------
          Financial Highlights                                        10
--------------------------------------------------------------------------------
       FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

Fund Summary

INTRODUCTION



This section of the prospectus describes the objective of the First American Short Tax Free Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON, IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                               1 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

Fund Summary

SHORT TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Short Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Short Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

o "general obligation" bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

o        participation interests in municipal leases.

o zero coupon municipal securities, which pay no cash income to their holders until they mature.

o inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interests rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities).

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three years or less under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall. For additional explanation about inverse floating rate securities, see "More About The Fund -- Risks."

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligations bonds.

CALL RISK. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the government issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the legislative body.

POLITICAL AND ECONOMIC RISK. The value of municipal securities owned by the fund may be adversely affected by state and local political and economic conditions and developments, or by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Short Tax Free Fund shares were not offered prior to the date of this prospectus, no performance information is presented for these shares.


                               2 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

Fund Summary

SHORT TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on estimated amounts for the fund's current fiscal year.(1)

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                     None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                 None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------
Management Fees                                                                     0.50%
Distribution and Service (12b-1) Fees                                                None
Other Expenses(2)                                                                   0.30%
Total Annual Fund Operating Expenses                                                0.80%
-----------------------------------------------------------------------------------------

(1)THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES FOR THE CURRENT FISCAL YEAR SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME:

WAIVER OF FUND EXPENSES                                                            (0.20)%
NET EXPENSES (AFTER WAIVERS)                                                        0.60%

(2)"Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $61
 3 years                                                                    $235


                               3 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

Policies & Services

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The fund offers two different classes of shares. This prospectus offers Class Y shares. Class A shares are available through a separate prospectus. There are differences among the fees and expenses for each class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Class A shares are sold to the public with a sales charge at the time of purchase and annual shareholder (12b-1) fees of 0.25%, before waiver.

Class Y shares:

o are sold through banks and other financial institutions that have entered into sales agreements with the fund's distributor.

o are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.

o        are typically held in an omnibus account with the transfer agent.

o do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

To find out whether you may purchase Class Y shares, contact your financial institution.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the fund's board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Shares may be purchased or sold on days when the New York Stock Exchange is open. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME, AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the fund must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the fund must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the fund receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, the fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Buying and Selling Shares, Redemption In Kind."


                               4 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

Policies & Services

BUYING AND SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.


                               5 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends; however, the fund's exempt-interest dividends may be subject to state or local taxes.

Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions of the fund's net long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                               6 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30, 2002, U.S. Bancorp Asset Management had more than $116 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund has contractually agreed to pay the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.50% of average daily net assets.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                               7 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

Additional Information

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
OBJECTIVES

The fund's objective, which is described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that the fund will achieve its objective.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

INVESTMENT APPROACH. In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity, portfolio diversification, and geographical diversification. Fund managers conduct research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

MUNICIPAL SECURITIES. Municipal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The fund may invest in municipal securities such as "general obligation" bonds, "revenue" bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit, and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligations bonds or revenue bonds. See "Risks -- Risks of Municipal Lease Obligations."

The municipal securities in which the fund invests may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become "refunded" when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.

Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities. The values of these securities, as well as zero coupon bonds, may be highly volatile as interest rates rise or fall. See "Interest Rate Risk" and "Risks of Inverse Floating Rate Securities."

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the fund's advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent the fund from achieving its investment objective.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section. More information about fund risks is presented below.

INTEREST RATE RISK. Debt securities in the fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. The fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The fund's investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Risks of Inverse Floating Rate Securities."


                               8 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

Additional Information

MORE ABOUT THE FUND CONTINUED

INCOME RISK. The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk") in lower-yielding securities.

CREDIT RISK. The fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

The fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When the fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

CALL RISK. Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The fund is subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

POLITICAL AND ECONOMIC RISK. The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent the fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

RISKS OF INVERSE FLOATING RATE SECURITIES. The fund may invest up to 10% of its total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. The fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

RISKS OF ACTIVE MANAGEMENT. The fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                               9 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

No information is presented for the fund as it had not commenced operations as a registered mutual fund prior to the date of this prospectus.


                              10 PROSPECTUS - First American Short Tax Free Fund
                                              Class Y Shares

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


                     THIS PAGE WAS INTENTIONALLY LEFT BLANK.

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


--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

You can obtain a free copy of the fund's SAI by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROSTTFY 10/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            OCTOBER 25, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS - BOND FUNDS


                               INTERMEDIATE
                            GOVERNMENT BOND
                                       FUND

                             CLASS A SHARES















                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THIS FUND, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS



       FUND SUMMARY
--------------------------------------------------------------------------------
          Intermediate Government Bond Fund                            2
--------------------------------------------------------------------------------
       POLICIES & SERVICES
--------------------------------------------------------------------------------
          Buying Shares                                                4
--------------------------------------------------------------------------------
          Selling Shares                                               7
--------------------------------------------------------------------------------
          Managing Your Investment                                     9
--------------------------------------------------------------------------------
       ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          Management                                                  10
--------------------------------------------------------------------------------
          More About The Fund                                         11
--------------------------------------------------------------------------------
          Financial Highlights                                        13
--------------------------------------------------------------------------------
       FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

Fund Summary

INTRODUCTION



This section of the prospectus describes the objective of the First American Intermediate Government Bond Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                 1 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Fund Summary

INTERMEDIATE GOVERNMENT BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Government Bond Fund's objective is to provide investors with current income that is exempt from state income tax, to the extent consistent with the preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Government Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and may enter into repurchase agreements and options and futures transactions, that generate interest that is excluded from state taxable income. For example, the fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:

o        Farm Credit System Financial Assistance Corporation;

o        Federal Home Loan Banks System;

o        Student Loan Marketing Association; and

o        Tennessee Valley Authority.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

The fund's investments in Treasury, agency, and instrumentality securities may include zero coupon securities, adjustable rate securities, and U.S. Treasury inflation indexed securities. The fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Under normal market conditions, the fund attempts to maintain an effective duration between 2.5 and 7 years and a weighted average effective maturity between 3 and 10 years.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Effective maturity and effective duration, explained more in "More About The Fund -- Investment Strategies," are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issue may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Intermediate Government Bond Fund shares were not offered prior to the date of this prospectus, no performance information is presented for these shares.


                 2 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Fund Summary

INTERMEDIATE GOVERNMENT BOND FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on estimated amounts for the fund's current fiscal year.(1)

--------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    2.25%(2)
(AS A PERCENTAGE OF OFFERING PRICE)

ANNUAL MAINTENANCE FEE(3)                                                            $25
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------
Management Fees                                                                     0.50%
Distribution and Service (12b-1) Fees(4)                                            0.15%
Other Expenses(5)                                                                   0.30%
Total Annual Fund Operating Expenses                                                0.95%
--------------------------------------------------------------------------------------------

(1)THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES FOR THE CURRENT FISCAL YEAR SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME:

WAIVER OF FUND EXPENSES                                                            (0.20)%
NET EXPENSES (AFTER WAIVERS)                                                        0.75%

(2)Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)The distributor has contractually agreed to waive its 12b-1 fee from 0.25% to 0.15%.

(5)"Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $300
 3 years                                                                    $501


                 3 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Policies & Services

BUYING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The fund offers two different classes of shares. This prospectus offers Class A shares. Class Y shares are available through a separate prospectus. There are differences among the fees and expenses for each class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual shareholder servicing (12b-1) fees of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold without a sales charge or shareholder servicing fee.

--------------------------------------------------------------------------------
12b-1 FEES

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Class A shares pay shareholder servicing fees equal, on an annual basis, to 0.25%* of average daily net assets. The fund's distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

*The distributor has contractually agreed to waive Class A share 12b-1 fee to 0.15% of average daily net assets for the current fiscal year. Therefore, the distributor will proportionately reduce the annual fee referred to above that it pays to institutions in connection with sales of Class A shares of the fund.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the fund's board of directors.

Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                              Sales Charge               Maximum
                                                                     Reallowance
                                       As a % of       As a % of       as a % of
                                        Offering       Net Asset        Purchase
                                           Price           Value           Price
--------------------------------------------------------------------------------
Less than $50,000                          2.25%           2.30%           2.00%
$ 50,000 - $ 99,999                        2.00%           2.04%           1.75%
$100,000 - $249,999                        1.75%           1.78%           1.50%
$250,000 - $499,999                        1.25%           1.27%           1.00%
$500,000 - $999,999                        1.00%           1.01%           0.75%
$1 million and over                        0.00%           0.00%           0.00%
--------------------------------------------------------------------------------

REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other First American fund Class A shares that you purchased for $25,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined to determine your sales charge. Each fund will combine purchases made by an investor, the investor's spouse, and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the fund of purchases by any related accounts. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.


                 4 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Policies & Services

BUYING SHARES CONTINUED

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund (except the money market funds), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.


--------------------------------------------------------------------------------

   FOR INVESTMENTS OF OVER $1 MILLION

   There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The fund's distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

   To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

   o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

   o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

   o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

   o  redemptions required as a result of over contribution to an IRA plan.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next NAV calculated after your order is accepted by the fund, plus any applicable sales charge. "Accepted" means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the fund receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME, AND INVESTOR ACCOUNT #)

You cannot purchase shares by wire on days when federally chartered banks are closed.


                 5 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Policies & Services

BUYING SHARES CONTINUED

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash are not accepted.

o if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your First American Fund into another First American Fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


                 6 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Policies & Services

SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, the fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash.
See "Policies & Services -- Selling Shares, Redemption In Kind."

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The fund reserves the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

o        name of the fund.

o        account number.

o        dollar amount or number of shares redeemed.

o        name on the account.

o        signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o        your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.


                 7 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Policies & Services

SELLING SHARES CONTINUED

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

--------------------------------------------------------------------------------

   ACCOUNTS WITH LOW BALANCES

   Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

   o  deduct a $25 annual account maintenance fee, or

   o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

   Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares (or Class S shares if available) of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of the fund for Class A shares of another First American fund, you do not have to pay a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange, call Investor Services at 800 677-FUND. Your instructions must be received before 3:00 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of in cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.

--------------------------------------------------------------------------------

   TELEPHONE TRANSACTIONS

   You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

   The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

   It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.


                 8 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements if the fund is held in a brokerage account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. The fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of ordinary income.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                 9 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 30, 2002, U.S. Bancorp Asset Management had more than $116 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund has contractually agreed to pay the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.50% of average daily net assets.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                10 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Additional Information

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
OBJECTIVES

The fund's objective, which is described in the "Fund Summary," may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that the fund will achieve its objective.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

INVESTMENT APPROACH. Fund managers generally employ a "top-down" approach in selecting securities for the fund. First, they determine their economic outlook and the direction in which inflation and interest rates are expected to move. Then they choose certain sectors or industries within the overall market. Last, they select individual securities within those sectors for the fund. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

EFFECTIVE MATURITY. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

EFFECTIVE DURATION. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the fund's advisor. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and may prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summary" section. More information about fund risks is presented below.

INTEREST RATE RISK. Debt securities in the fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

INCOME RISK. The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CREDIT RISK. The fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.


                11 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Additional Information

MORE ABOUT THE FUND CONTINUED

The fund invests predominantly in U.S. government securities which have historically involved little risk of loss of principal if held to maturity. Nevertheless, certain of these securities are supported only by the credit of the issuer or instrumentality.

CALL RISK. The fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

PREPAYMENT RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

RISKS OF SECURITIES LENDING. When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

RISKS OF ACTIVE MANAGEMENT. The fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                12 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

No information is presented, as the fund's shares were not offered prior to the date of this prospectus.


                13 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class A Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

You can obtain a free copy of the fund's SAI by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROTIFBONDA 10/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)            OCTOBER 25, 2002



                                           PROSPECTUS

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


                                           ASSET CLASS - BOND FUNDS


                               INTERMEDIATE
                            GOVERNMENT BOND
                                       FUND

                             CLASS Y SHARES















                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THIS FUND, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

Table of

CONTENTS


       FUND SUMMARY
--------------------------------------------------------------------------------
          Intermediate Government Bond Fund                            2
--------------------------------------------------------------------------------
       POLICIES & SERVICES
--------------------------------------------------------------------------------
          Buying and Selling Shares                                    4
--------------------------------------------------------------------------------
          Managing Your Investment                                     5
--------------------------------------------------------------------------------
       ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
          Management                                                   6
--------------------------------------------------------------------------------
          More About The Fund                                          7
--------------------------------------------------------------------------------
          Financial Highlights                                         9
--------------------------------------------------------------------------------
       FOR MORE INFORMATION                                   Back Cover
--------------------------------------------------------------------------------

Fund Summary

INTRODUCTION



This section of the prospectus describes the objective of the First American Intermediate Government Bond Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                 1 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class Y Shares

Fund Summary

INTERMEDIATE GOVERNMENT BOND FUND

--------------------------------------------------------------------------------
OBJECTIVE

Intermediate Government Bond Fund's objective is to provide investors with current income that is exempt from state income tax, to the extent consistent with the preservation of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Intermediate Government Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and may enter into repurchase agreements and options and futures transactions, that generate interest that is excluded from state taxable income. For example, the fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:

o        Farm Credit System Financial Assistance Corporation;

o        Federal Home Loan Banks System;

o        Student Loan Marketing Association; and

o        Tennessee Valley Authority.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

The fund's investments in Treasury, agency, and instrumentality securities may include zero coupon securities, adjustable rate securities, and U.S. Treasury inflation indexed securities. The fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Under normal market conditions, the fund attempts to maintain an effective duration between 2.5 and 7 years and a weighted average effective maturity between 3 and 10 years.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Effective maturity and effective duration, explained more in "More About The Fund -- Investment Strategies," are measures of the fund's interest rate risk.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issue may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

RISKS OF DERIVATIVE INSTRUMENTS. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instruments.

RISKS OF SECURITIES LENDING. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Intermediate Government Bond Fund shares were not offered prior to the date of this prospectus, no performance information is presented for these shares.


                 2 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class Y Shares

Fund Summary

INTERMEDIATE GOVERNMENT BOND FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on estimated amounts for the fund's current fiscal year.(1)

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                          None
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                      None
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------
Management Fees                                                                          0.50%
Distribution and Service (12b-1) Fees                                                     None
Other Expenses(2)                                                                        0.30%
Total Annual Fund Operating Expenses                                                     0.80%
----------------------------------------------------------------------------------------------

(1)THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES FOR THE CURRENT FISCAL YEAR SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME:

WAIVER OF FUND EXPENSES                                                                 (0.20)%
NET EXPENSES (AFTER WAIVERS)                                                             0.60%

(2)"Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $61
 3 years                                                                    $235


                 3 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class Y Shares

Policies & Services

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The fund offers two different classes of shares. This prospectus offers Class Y shares. Class A shares are available through a separate prospectus. There are differences among the fees and expenses for each class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

The following describes the features of each class:

o Class A shares are sold to the public with a sales charge at the time of purchase and annual shareholder servicing (12b-1) fees of 0.25%.

o Class Y shares are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold without a sales charge or shareholder servicing fee.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the fund's board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Shares may be purchased or sold on days when the New York Stock Exchange is open. Wire federal funds as follows:

U.S. Bank National Association
ABA Number:  0420-00013
Account Number:  112-952-137
Credit to:  First American (NAME OF FUND, INVESTOR NAME, AND INVESTOR ACCOUNT
            NUMBER)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the fund must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day's price, the fund must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the fund receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, the fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Redemption In Kind" below.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares of another First American fund at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the fund by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.


                 4 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class Y Shares

Policies & Services

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. The fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of ordinary income.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of the fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                 5 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class Y Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 30, 2002, U.S. Bancorp Asset Management had more than $116 billion in assets under management, including investment company assets of more than $52 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

The fund has contractually agreed to pay the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.50% of average daily net assets.

DIRECT CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the fund. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc., and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                 6 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class Y Shares

Additional Information

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
OBJECTIVES

The fund's objective, which is described in the "Fund Summary," may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that the fund will achieve its objective.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

INVESTMENT APPROACH. Fund managers generally employ a "top-down" approach in selecting securities for the fund. First, they determine their economic outlook and the direction in which inflation and interest rates are expected to move. Then they choose certain sectors or industries within the overall market. Last, they select individual securities within those sectors for the fund. Fund managers also analyze expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

EFFECTIVE MATURITY. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

EFFECTIVE DURATION. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the fund's advisor. These investments may result in a lower yield than would be available from investments with a lower quality or longer term and may prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summary" section. More information about fund risks is presented below.

INTEREST RATE RISK. Debt securities in the fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

INCOME RISK. The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CREDIT RISK. The fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.


                 7 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class Y Shares

Additional Information

MORE ABOUT THE FUND CONTINUED

The fund invests predominantly in U.S. government securities which have historically involved little risk of loss of principal if held to maturity. Nevertheless, certain of these securities are supported only by the credit of the issuer or instrumentality.

CALL RISK. The fund is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

PREPAYMENT RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

RISKS OF DOLLAR ROLL TRANSACTIONS. In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund's assets that are subject to market risk, which could increase the volatility of the price of the fund's shares.

RISKS OF SECURITIES LENDING. When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

RISKS OF ACTIVE MANAGEMENT. The fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If the fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.


                 8 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

No information is presented, as the fund's shares were not offered prior to the date of this prospectus.


                 9 PROSPECTUS - First American Intermediate Government Bond Fund
                                Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

You can obtain a free copy of the fund's SAI by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROTIFBONDY 10/02

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(TM)

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 25, 2002

                               SHORT TAX FREE FUND


This Statement of Additional Information relates to the Class A Shares and Class Y Shares of the Short Tax Free Fund (the "Fund"), which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's current Prospectuses dated October 25, 2002. This Statement of Additional Information is incorporated into the Fund's Prospectuses by reference. To obtain copies of a Prospectus at no charge, write the Fund's distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION............................................................1

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS.............................2
         Short-Term Investments................................................2
         U.S. Government Securities............................................3
         Repurchase Agreements.................................................3
         When-Issued and Delayed Delivery Transactions.........................4
         Lending of Portfolio Securities.......................................4
         Inter-Fund Borrowing and Lending Arrangements.........................5
         Options Transactions..................................................5
         Futures and Options on Futures........................................6
         Municipal Bonds and Other Municipal Obligations.......................7
         Temporary Taxable Investments.........................................8
         Inverse Floating Rate Municipal Obligations...........................9
         Zero Coupon Securities................................................9
         Interest Rate Transactions............................................9
         Closed-End Investment Companies.......................................9
         CFTC Information......................................................9

INVESTMENT RESTRICTIONS.......................................................10
         Diversification......................................................11

FUND NAME.....................................................................11

DIRECTORS AND OFFICERS OF THE FUND............................................11
         Independent Directors................................................11
         Interested Director(s)...............................................13
         Officers.............................................................13
         Standing Committees of the Board of Directors........................15
         Fund Shares Owned by the Directors...................................15
         Approval of Investment Advisory Contract.............................16
         Compensation.........................................................16
         Sales Loads..........................................................18

CODE OF ETHICS................................................................18

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND...........................18
         Investment Advisor...................................................18
         Administrators.......................................................19
         Distributor..........................................................19
         Custodian and Auditors...............................................20

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE............................21

CAPITAL STOCK.................................................................22

NET ASSET VALUE AND PUBLIC OFFERING PRICE.....................................23

FUND PERFORMANCE..............................................................23

TAXATION......................................................................25

REDUCING SALES CHARGES........................................................26
         Class A Sales Charge.................................................26
         Sales of Class A Shares at Net Asset Value...........................27

ADDITIONAL INFORMATION ABOUT SELLING SHARES...................................28
         By Telephone.........................................................28
         By Mail..............................................................29
         Redemptions Before Purchase Instruments Clear........................29

RATINGS.......................................................................29
         Ratings of Corporate Debt Obligations and Municipal Bonds............29
         Ratings of Municipal Notes...........................................31
         Ratings of Commercial Paper..........................................32

                               GENERAL INFORMATION

         First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

         FAIF is organized as a series fund and currently issues its shares in 42 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). This Statement of Additional Information relates to one series of FAIF, Short Tax Free Fund (the "Fund"), which is a diversified investment company.

         Shareholders may purchase shares of the Fund through two separate classes, Class A and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A Shares of the Fund. Except for differences among the classes pertaining to shareholder servicing fees, each share of the Fund represents an equal proportionate interest in the Fund.

         The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and nine separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc. III, Minnesota Municipal Term Trust Inc. II, and American Income Fund, Inc.) collectively referred to as the First American Closed-End Funds ("FACEF").

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The main investment strategies of the Fund are set forth in the Fund's Prospectus. Additional information concerning main investment strategies of the Fund, and other investment strategies which may be used by the Fund, is set forth below. The Fund has attempted to identify investment strategies that will be employed in pursuing its investment objective. However, in the absence of an affirmative limitation, the Fund may utilize any strategy or technique that is consistent with its investment objective. The Fund does not anticipate that any such strategy or technique would exceed 5% of the Fund's assets absent specific identification of that practice. Additional information concerning the Fund's investment restrictions is set forth below under "Investment Restrictions."

         If a percentage limitation on investments by the Fund stated in this section or in "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. Although the Fund is limited to investing in securities that have specified ratings, or unrated securities of comparable quality, it is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. However, in no event will more than 5% of the Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in "Ratings" below.

SHORT-TERM INVESTMENTS

         The Fund can invest in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of the Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Fund may so invest include money market funds advised by U.S. Bancorp Asset Management, Inc., the Fund's investment advisor ("U.S. Bancorp Asset Management" or the "Advisor"), subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.

         The Fund may also invest in Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. In each instance, the Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Fund and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the Securities and Exchange Commission with respect to the Fund. A brief description of certain kinds of short-term instruments follows:

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Fund may purchase tax-exempt commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Fund also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings."

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         VARIABLE RATE DEMAND OBLIGATIONS. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.

U.S. GOVERNMENT SECURITIES

         The U.S. government securities in which the Fund may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund invest principally are:

         o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         o notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

         o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         o notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

         The government securities in which the Fund may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See "-- Mortgage-Backed Securities" below for a description of these securities and the Funds that may invest in such securities.

REPURCHASE AGREEMENTS

         The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

         The Fund's custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         The Fund may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. The Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, the Fund will segregate on its books or maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

         The purchase of securities on a when-issued or delayed delivery basis exposes the Fund to risk because the securities may decrease in value prior to delivery. In addition, the Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

         When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund will segregate on its books or the books of the Fund's custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

         U.S. Bancorp Asset Management may act as securities lending agent for the Fund and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bancorp Asset Management to provide such services and receive such compensation. U.S. Bancorp Asset Management receives fees equal to 25% of the Fund's income from securities lending transactions and a separate administrative fee equal to 0.025% of the average daily net assets of the Fund's securities on loan.

         In these loan arrangements, the Fund will receive collateral in the form of cash, United States government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the Fund or the borrower. While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

         The Securities and Exchange Commission has granted an exemption that permits the Fund and all other funds advised by the Advisor (First American funds) to lend and borrow money for certain temporary purposes directly to and from other First American funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. The Advisor administers the program according to procedures approved by the Fund's Board of Directors, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

OPTIONS TRANSACTIONS

         Options transactions will be undertaken for the purpose of reducing risk to the Fund; that is, for "hedging" purposes. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

         OPTIONS ON SECURITIES. The Fund may purchase put and call options on securities it owns or has the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, the Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON INTEREST RATE INDICES. The Fund may purchase put and call options on interest rate indices. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on interest rate movements with respect to specific financial instruments. The multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

         LIMITATIONS. The Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. The Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that the Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         The Fund may engage in futures transactions and options on futures transactions, including interest rate index futures and options thereon.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, the Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require the Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations equal to at least 100% of its performance under such contracts.

         The Fund may use futures contracts and options on futures in an effort to hedge against market risks.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company under the Code.

         Where the Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of the Fund's total assets. Where the Fund is permitted to enter into futures contracts obligating it to purchase securities or an index in the future at a specified price, the Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities or index at the delivery or settlement date fell to zero for all contracts into which the Fund was permitted to enter.

         Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

         The Fund invests in municipal bonds and other municipal obligations. These bonds and other obligations are issued by states and by their local and special-purpose political subdivisions. The term "municipal bond" includes short-term municipal notes issued by states and their political subdivisions.

         MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligations. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

         REFUNDED BONDS. The Fund may not invest more than 25% of its assets in unrated securities. Investments in refunded bonds are excluded from this limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become refunded when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations sufficient for paying the bondholders. For the purposes of excluding refunded bonds from the 25% limitation on unrated securities, there are two types of refunded bonds: pre-refunded bonds and escrowed-to-maturity ("ETM") bonds.

         The escrow fund for a pre-refunded municipal bond may be structured so that the refunded bonds are to be called at the first possible date or a subsequent call date established in the original bond debenture. The call price usually includes a premium from one to three percent above par. This type of structure usually is used for those refundings that either reduce the issuer's interest payment expenses or change the debt maturity schedule. In escrow funds for ETM refunded municipal bonds, the maturity schedules of the securities in the escrow funds match the regular debt-service requirements on the bonds as originally stated in the bond indentures.

         DERIVATIVE MUNICIPAL SECURITIES. The Fund may also acquire derivative municipal securities, which are custodial receipts of certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligation.

         The principal and interest payments on the municipal securities underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying municipal securities. The Fund may invest up to 10% of its total assets in custodial receipts which have inverse floating interest rates.

         MUNICIPAL LEASES. The Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

         Municipal leases and installment purchase or conditional sales contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by the Fund of the full principal amount represented by an obligation.

         In light of these concerns, the Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in security, the nature of the marketplace in which the security trades, and other factors which the Advisor may deem relevant. As set forth in "Investment Restrictions" below, the Fund is subject to limitations on the percentage of illiquid securities it can hold.

TEMPORARY TAXABLE INVESTMENTS

         The Fund may make temporary taxable investments. Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities (including zero coupon securities); (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold.

INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS

         The Fund may invest up to 10% of its total assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

ZERO COUPON SECURITIES

         The Fund may invest in zero coupon municipal obligations. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

INTEREST RATE TRANSACTIONS

         The Fund may purchase or sell interest rate caps and floors to preserve a return or a spread on a particular investment or portion of its portfolio or for other non-speculative purposes. The purchase of an interest rate cap entitles the purchaser, to the extent a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

CLOSED-END INVESTMENT COMPANIES

         The Fund may invest up to 10% of its total assets in common or preferred securities of closed-end investment companies that invest in municipal bonds and other municipal obligations. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. In the event that shares acquired at a premium subsequently decline in price relative to their net asset value or the value of portfolio investments held by such closed-end companies declines, the Fund and its shareholders may experience a loss. If the Fund acquires shares of closed-end investment companies, Fund shareholders would bear both their proportionate share of the expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIF has made such notice filings to the extent the Fund invests in commodity futures or commodity options contracts.

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Fund Investments" above, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund will not:

         1. Concentrate its investments in a particular industry. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interest therein or in securities of companies that deal in real estate or mortgages.

         5. Purchase physical commodities or contracts relating to physical commodities.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote:

         1. The Fund will not invest more than 15% of its net assets in all forms of illiquid investments.

         2. The Fund will not make additional investments while its borrowings exceed 5% of total assets.

         3. Make short sales of securities.

         4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

------------------------------
* According to the present interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         The Board of Directors has adopted guidelines and procedures under which FAIF Funds' investment advisor is to determine whether the following types of securities which may be held by certain Funds are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under
Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating rate and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

DIVERSIFICATION

         As a fundamental policy, the Fund operates as a diversified investment company as defined under the 1940 Act. This means that at least 75% of the value of the Fund's total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers which, for the purpose of this calculation are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

                                    FUND NAME

         The Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, whereby at least 80% of its net assets (plus the amount of any borrowings for investment purposes) must be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The Fund has adopted a policy to provide shareholders with at least 60 days notice in the event of a planned change to the investment strategy. Such notice to shareholders will meet the requirements of Rule 35d-1(c) of the 1940 Act.

                       DIRECTORS AND OFFICERS OF THE FUND

         The directors and officers of FAIF are listed below. The Board of Directors generally oversees the overall operation and management of FAIF under the laws of the State of Minnesota. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIF are set forth in a separate table.

INDEPENDENT DIRECTORS
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN      OTHER
 NAME, ADDRESS,   POSITION(S)    TERM OF OFFICE            PRINCIPAL          FUND COMPLEX    DIRECTORSHIPS
    AND AGE          HELD         AND LENGTH OF       OCCUPATION(S) DURING     OVERSEEN BY      HELD BY
                  WITH FUND        TIME SERVED            PAST 5 YEARS          DIRECTOR       DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Roger A.          Director    Term expiring          Vice President, Cargo   First American       None
Gibson,                       earlier of death,      - United Airlines,      Funds Complex:
Algonquin Road,               resignation,           since July 2001; Vice   thirteen
Elk Grove                     removal,               President, North        registered
Villiage, IL                  disqualification, or   America-Mountain        investment
60007 (56)                    successor duly         Region for United       companies,
                              elected and            Airlines (1995-2001)    including
                              qualified. Director                            sixty nine
                              of FAIF since                                  portfolios
                              October 1997
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Andrew M.         Director    Term expiring          Chairman, Hunter,       First American       None
Hunter III, 537               earlier of death,      Keith Industries, a     Funds Complex:
Harrington                    resignation,           diversified             thirteen
Road, Wayzata,                removal,               manufacturing and       registered
Minnesota 55391               disqualification, or   services management     investment
(55)                          successor duly         company, since 1975     companies,
                              elected and                                    including
                              qualified. Director                            sixty nine
                              of FAIF since                                  portfolios
                              January 1997
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN      OTHER
 NAME, ADDRESS,   POSITION(S)    TERM OF OFFICE            PRINCIPAL          FUND COMPLEX    DIRECTORSHIPS
    AND AGE          HELD         AND LENGTH OF       OCCUPATION(S) DURING     OVERSEEN BY      HELD BY
                  WITH FUND        TIME SERVED            PAST 5 YEARS          DIRECTOR       DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Leonard W.        Director    Term expiring          Owner, Executive and    First American       None
Kedrowski, 16                 earlier of death,      Management              Funds Complex:
Dellwood                      resignation,           Consulting, Inc., a     thirteen
Avenue,                       removal,               management consulting   registered
Dellwood,                     disqualification, or   firm, since 1992;       investment
Minnesota 55110               successor duly         Chief Executive         companies,
(61)                          elected and            Officer, Creative       including
                              qualified. Director    Promotions              sixty nine
                              of FAIF since          International, LLC, a   portfolios
                              November 1993          promotional award
                                                     programs and products
                                                     company, since 1999;
                                                     Board member, GC
                                                     McGuiggan Corporation
                                                     (DBA Smyth Companies),
                                                     manufacturer of
                                                     designer doors; acted
                                                     as CEO of Graphics
                                                     Unlimited from
                                                     1996-1998
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Richard K.        Director    Term expiring          Retired; President      First American       None
Riederer, 741                 earlier of death,      and Chief Executive     Funds Complex:
Chestnut Road,                resignation,           Officer, Weirton        thirteen
Sewickley,                    removal,               Steel (1995-2001);      registered
Pennsylvania                  disqualification, or   Director, Weirton       investment
15143 (58)                    successor duly         Steel (1993-2001)       companies,
                              elected and                                    including
                              qualified. Director                            sixty nine
                              of FAIF since August                           portfolios
                              2001
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Joseph D.         Director    Term expiring          Chairman of FAF's and   First American       None
Strauss, 8525                 earlier of death,      FAIF's Boards from      Funds Complex:
Edinbrook                     resignation,           1993 to September       thirteen
Crossing, Suite               removal,               1997 and of FASF's      registered
5, Brooklyn                   disqualification, or   Board from June 1996    investment
Park, Minnesota               successor duly         to September 1997;      companies,
55443 (62)                    elected and            President of FAF and    including
                              qualified. Director    FAIF from June 1989     sixty nine
                              of FAIF since April    to November 1989;       portfolios
                              1991                   Owner and Executive
                                                     Officer, Excensus TM
                                                     LLC, a consulting
                                                     firm, since 2001;
                                                     Owner and President,
                                                     Strauss Management
                                                     Company,  a Minnesota
                                                     holding company for
                                                     various
                                                     organizational
                                                     management business
                                                     ventures, since 1993;
                                                     Owner, Chairman and
                                                     Chief Executive
                                                     Officer, Community
                                                     Resource
                                                     Partnerships, Inc., a
                                                     strategic planning,
                                                     operations
                                                     management,
                                                     government relations,
                                                     transportation
                                                     planning and public
                                                     relations
                                                     organization, since
                                                     1993; attorney at law
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN      OTHER
 NAME, ADDRESS,   POSITION(S)    TERM OF OFFICE            PRINCIPAL          FUND COMPLEX    DIRECTORSHIPS
    AND AGE          HELD         AND LENGTH OF       OCCUPATION(S) DURING     OVERSEEN BY      HELD BY
                  WITH FUND        TIME SERVED            PAST 5 YEARS          DIRECTOR       DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Virginia L.       Chair;      Chair Term three       Owner and President,    First American       None
Stringer, 712     Director    years. Directors       Strategic Management    Funds Complex:
Linwood Avenue,               Term expiring          Resources, Inc.,  a     thirteen
St. Paul,                     earlier of death,      management consulting   registered
Minnesota 55105               resignation,           firm, since 1993;       investment
(58)                          removal,               Executive Consultant    companies,
                              disqualification, or   for State Farm          including
                              successor duly         Insurance Company       sixty nine
                              elected and            since 1997; formerly    portfolios
                              qualified. Chair of    President and
                              FAIF's Board since     Director, The
                              September 1997;        Inventure Group, a
                              Director of FAIF       management consulting
                              since August 1987      and training company;
                                                     President, Scott's,
                                                     Inc., a
                                                     transportation
                                                     company, and Vice
                                                     President of Human
                                                     Resources, The
                                                     Pillsbury Company
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
James M. Wade,    Director    Term expiring          Owner and President,    First American       None
2802 Wind Bluff               earlier of death,      Jim Wade Homes, a       Funds Complex:
Circle,                       resignation,           homebuilding company,   thirteen
Wilmington,                   removal,               since 1999              registered
North Carolina                disqualification, or                           investment
28409 (59)                    successor duly                                 companies,
                              elected and                                    including
                              qualified. Director                            sixty nine
                              of FAIF since August                           portfolios
                              2001
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

INTERESTED DIRECTOR(S)
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
NAME, ADDRESS,    POSITION(S)    TERM OF OFFICE            PRINCIPAL            NUMBER OF        OTHER
   AND AGE           HELD         AND LENGTH OF       OCCUPATION(S) DURING    PORTFOLIOS IN   DIRECTORSHIPS
                  WITH FUND        TIME SERVED            PAST 5 YEARS        FUND COMPLEX      HELD BY
                                                                               OVERSEEN BY     DIRECTOR*
                                                                                DIRECTOR
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
John M. Murphy,   Director    Term expiring          Executive Vice          First American       None
Jr., 800                      earlier of death,      President, U.S.         Funds Complex:
Nicollet Mall,                resignation,           Bancorp since January   thirteen
Minneapolis,                  removal,               1999; Minnesota State   registered
Minnesota 55402               disqualification, or   Chairman - U.S.         investment
(61) **                       successor duly         Bancorp since 2000;     companies,
                              elected and            Chairman and Chief      including
                              qualified. Director    Investment Officer,     sixty nine
                              of FAIF since June     First American Asset    portfolios
                              1999                   Management and U.S.
                                                     Bank Trust, N.A., and
                                                     Executive Vice
                                                     President, U.S.
                                                     Bancorp (1991-1999).
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

** Mr. Murphy is considered an "interested" Director because of his employment with U.S. Bancorp, U.S. Bancorp Asset Management (and its predecessor, First American Asset Management) and U.S. Bank Trust National Association, and his ownership of securities issued by U.S. Bancorp.

OFFICERS
----------------- -------------- ----------------------------- --------------------------------------------
 NAME, ADDRESS,    POSITION(S)          TERM OF OFFICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    AND AGE           HELD              AND LENGTH OF
                    WITH FUND            TIME SERVED
----------------- -------------- ----------------------------- --------------------------------------------
Thomas S.         President      Re-elected by the Board       Chief Executive Officer of U.S. Bancorp
Schreier, Jr.,                   annually; President of        Asset Management, Inc. since May 2001;
U.S. Bancorp                     FAIF since February 2001      Chief Executive Officer of First American
Asset                                                          Asset Management from December 2000
Management,                                                    through May 2001 and of Firstar Investment
Inc., 800                                                      & Research Management Company from
Nicollet Mall,                                                 February 2001 through May 2001; Senior
Minneapolis,                                                   Managing Director and Head of Equity
Minnesota 55402                                                Research of U.S. Bancorp Piper Jaffray
(40) *                                                         from October 1998 through December 2000;
                                                               Senior Airline Analyst and Director of
                                                               Equity Research of Credit Suisse First
                                                               Boston through 1998
----------------- -------------- ----------------------------- --------------------------------------------

----------------- -------------- ----------------------------- --------------------------------------------
 NAME, ADDRESS,    POSITION(S)          TERM OF OFFICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    AND AGE           HELD              AND LENGTH OF
                    WITH FUND            TIME SERVED
----------------- -------------- ----------------------------- --------------------------------------------
Mark S.           Vice           Re-elected by the Board       Chief Investment Officer of U.S. Bancorp
Jordahl, U.S.     President -    annually; Vice President -    Asset Management, Inc. since September
Bancorp Asset     Investments    Investments of FAIF since     2001; President and Chief Investment
Management,                      September 2001                Officer, ING Investment Management -
Inc. 800                                                       Americas (September 2000 to June 2001);
Nicollet Mall,                                                 Senior Vice President and Chief Investment
Minneapolis,                                                   Officer, ReliaStar Financial Corp.
Minnesota 55402                                                (January 1998 to September 2000);
(42) *                                                         Executive Vice President and Managing
                                                               Director, Washington Square Advisers
                                                               (January 1996 to December 1997)
----------------- -------------- ----------------------------- --------------------------------------------

----------------- -------------- ----------------------------- --------------------------------------------
Peter O.          Vice           Re-elected by the Board       Executive Vice President of U.S. Bancorp
Torvik, U.S.      President -    annually; Vice President -    Asset Management since May 2001; Executive
Bancorp Asset     Marketing      Marketing of FAIF since       Vice President of First American Asset
Management,                      September 2000                Management from February 2001 through May
Inc. 800                                                       2001; President and partner of DPG Group,
Nicollet Mall,                                                 a Florida-based partnership engaged in
Minneapolis,                                                   affinity marketing through 2000
Minnesota 55402
(48) *
----------------- -------------- ----------------------------- --------------------------------------------

----------------- -------------- ----------------------------- --------------------------------------------
Jeffery M.        Vice           Re-elected by the Board       Senior Vice President of U.S. Bancorp
Wilson, U.S.      President -    annually; Vice President -    Asset Management since May 2001; Senior
Bancorp Asset     Administration Administration of FAIF        Vice President of First American Asset
Management,                      since March 2000              Management through May 2001
Inc. 800
Nicollet Mall,
Minneapolis,
Minnesota 55402
(46) *
----------------- -------------- ----------------------------- --------------------------------------------

----------------- -------------- ----------------------------- --------------------------------------------
Robert H.         Treasurer      Re-elected by the Board       Senior Vice President of U.S. Bancorp
Nelson, U.S.                     annually; Treasurer of FAIF   Asset Management since May 2001; Senior
Bancorp Asset                    since March 2000              Vice President of First American Asset
Management,                                                    Management from 1998 through May 2001 and
Inc. 800                                                       of Firstar Investment & Research
Nicollet Mall,                                                 Management Company from February 2001
Minneapolis,                                                   through May 2001; Senior Vice President of
Minnesota 55402                                                Piper Capital Management Inc. through 1998
(39) *
----------------- -------------- ----------------------------- --------------------------------------------

----------------- -------------- ----------------------------- --------------------------------------------
James D. Alt,     Secretary      Re-elected by the Board       Partner, Dorsey & Whitney LLP, a
50 South Sixth                   annually; Assistant           Minneapolis-based law firm
Street, Suite                    Secretary of FAIF since
1500,                            September 1998
Minneapolis,
Minnesota 55402
(51)
----------------- -------------- ----------------------------- --------------------------------------------

----------------- -------------- ----------------------------- --------------------------------------------
Michael J.        Assistant      Re-elected by the Board       Partner, Dorsey & Whitney LLP, a
Radmer, 50        Secretary      annually;  Assistant          Minneapolis-based law firm
South Sixth                      Secretary of FAIF since
Street, Suite                    March 2000; Secretary of
1500,                            FAIF from September 1999
Minneapolis,                     through March 2000
Minnesota 55402
(57)
----------------- -------------- ----------------------------- --------------------------------------------

----------------- -------------- ----------------------------- --------------------------------------------
 NAME, ADDRESS,    POSITION(S)          TERM OF OFFICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    AND AGE           HELD              AND LENGTH OF
                    WITH FUND            TIME SERVED
----------------- -------------- ----------------------------- --------------------------------------------
Kathleen L.       Assistant      Re-elected by the Board       Partner, Dorsey & Whitney LLP, a
Prudhomme, 50     Secretary      annually; Assistant           Minneapolis-based law firm
South Sixth                      Secretary of FAIF since
Street, Suite                    September 1998
1500,
Minneapolis,
Minnesota 55402
(49)
----------------- -------------- ----------------------------- --------------------------------------------

----------------- -------------- ----------------------------- --------------------------------------------
Douglas G.        Assistant      Re-elected by the Board       Assistant Vice President, Fund Compliance
Hess, 612 E.      Secretary      annually; Assistant           Administrator, U.S. Bancorp Fund Services,
Michigan                         Secretary of FAIF since       LLC (FKA Firstar Mutual Fund Services,
Street,                          September 2001                LLC) since March 1997
Milwaukee, WI
53202 (35) *
----------------- -------------- ----------------------------- --------------------------------------------

* Messrs. Schreier, Jordahl, Torvik, Wilson, and Nelson are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment adviser for FAIF. Mr. Hess is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAIF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAIF Board of
Directors: Audit Committee, Pricing Committee and Nominating Committee.

---------------- -------------------------------------------- ------------------------ --------------------
                             COMMITTEE FUNCTION                  COMMITTEE MEMBERS       NUMBER OF FUND
                                                                                        COMPLEX COMMITTEE
                                                                                          MEETINGS HELD
                                                                                       DURING LAST FISCAL
                                                                                              YEAR
---------------- -------------------------------------------- ------------------------ --------------------
Audit Committee  The Committee will recommend annually to        Leonard Kedrowski            _____
                 the Board of Directors a firm of                     (Chair)
                 independent certified public accountants          Roger Gibson
                 to audit the books and records of the           Richard Riederer
                 funds for the ensuing year.  In connection      Virginia Stringer
                 therewith, the Committee will monitor that        (ex-officio)
                 firm's performance, including a review of
                 each audit and review of fees paid, confer
                 with that firm as to the funds' financial
                 statements and internal controls,
                 evaluate the firm's independence, review
                 procedures to safeguard portfolio
                 securities, review the purchase by the
                 funds from the firm of nonaudit services,
                 facilitate communications with management
                 and service providers and review funds'
                 back-up procedures and disaster recovery
                 plans.
---------------- -------------------------------------------- ------------------------ --------------------

---------------- -------------------------------------------- ------------------------ --------------------
Pricing          The Committee is responsible for valuing     Joseph Strauss (Chair)          _____
Committee        portfolio securities for which market             Andrew Hunter
                 quotations are not readily available,              John Murphy
                 pursuant to procedures established by the       Virginia Stringer
                 Board of Directors.                               (ex-officio)
---------------- -------------------------------------------- ------------------------ --------------------

---------------- -------------------------------------------- ------------------------ --------------------
Nominating       The Committee is responsible for              Andrew Hunter (Chair)          _____
Committee        recommending  to the Board of Directors           Roger Gibson
                 (1) nominees for election as directors,         Richard Riederer
                 (2) a successor to the Chair when a             Virginia Stringer
                 vacancy occurs, and (3) compensation plans        (ex-officio)
                 and arrangements for the directors; and
                 reviewing with the Chair, the Chair's
                 recommended Committee assignments. The
                 Committee will/will not consider nominees
                 recommended by security holders.
---------------- -------------------------------------------- ------------------------ --------------------

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FAIF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

-------------------------- ------------------------------------ -------------------------------------------
    NAME OF DIRECTOR        DOLLAR RANGE OF EQUITY SECURITIES        AGGREGATE DOLLAR RANGE OF EQUITY
                                         IN FAIF                  SECURITIES IN THE FIRST AMERICAN FUNDS
                                                                                 COMPLEX*
-------------------------- ------------------------------------ -------------------------------------------
VIRGINIA STRINGER                      Over $100,000                            Over $100,000
-------------------------- ------------------------------------ -------------------------------------------
LEONARD KEDROWSKI                      Over $100,000                            Over $100,000
-------------------------- ------------------------------------ -------------------------------------------
ROGER GIBSON                          $10,001-50,000                           $10,001-50,000
-------------------------- ------------------------------------ -------------------------------------------
ANDREW HUNTER                              --                                   Over $100,000
-------------------------- ------------------------------------ -------------------------------------------
JOSEPH STRAUSS                         Over $100,000                            Over $100,000
-------------------------- ------------------------------------ -------------------------------------------
RICHARD RIEDERER                     $50,001-100,000                          $50,001-100,000
-------------------------- ------------------------------------ -------------------------------------------
JAMES WADE                             Over $100,000                            Over $100,000
-------------------------- ------------------------------------ -------------------------------------------
JOHN MURPHY                            Over $100,000                            Over $100,000
-------------------------- ------------------------------------ -------------------------------------------

* The dollar range disclosed is based on the value of the securities as of December 31, 2001.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors reviewed and considered the following factors with respect to its approval of the investment advisory contract for the Fund:

o the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund;

o the structure and rate of the fees charged by the Advisor under the Advisory Agreement (both before and after fee waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment advisors;

o the other benefits that may be received by the Advisor or its affiliates in providing services to the Fund (including soft dollar benefits received by the Advisor in addition to its investment advisory fee);

o the total fees and expenses expected to be paid by the Fund, as compared to the total fees and expenses paid by similar funds managed by other investment advisors;

o the nature and scope of the investment advisory services that historically have been provided by the Advisor to other funds advised by the Advisor, and the ability of the Advisor to provide the same level and quality of investment advisory services to the Fund in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the terms of the Advisory Agreement.

         The Board was advised and assisted in its review and deliberations by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of the Fund. No single factor or group of factors was deemed to be determinative by the Board in making these judgments. Instead, the Board based its decisions on the totality of the information which it requested and reviewed.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF, FAIP and the FACEF, currently pays only directors of the funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Nominating Committee or Audit Committee meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000 ($7,500 in the case of the Chair), and in the event of telephonic Nominating or Audit

Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair). In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer, and Kathleen
L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners.

         The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2001.* No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year:

----------------------------------- ---------------- ------------------ ------------------- -----------------
                                                                                                 TOTAL
                                                        PENSION OR                            COMPENSATION
                                       AGGREGATE        RETIREMENT                          FROM REGISTRANT
     NAME OF PERSON, POSITION        COMPENSATION    BENEFITS ACCRUED    ESTIMATED ANNUAL       AND FUND
                                         FROM         AS PART OF FUND     BENEFITS UPON     COMPLEX PAID TO
                                    REGISTRANT (1)       EXPENSES           RETIREMENT       DIRECTORS (2)
----------------------------------- ---------------- ------------------ ------------------- -----------------
Robert J. Dayton, Director (3)          $23,146             -0-                -0-               $63,600
----------------------------------- ---------------- ------------------ ------------------- -----------------
Andrew S. Duff, Director (4)(5)(6)          N/A             N/A                N/A                   N/A
----------------------------------- ---------------- ------------------ ------------------- -----------------
Roger A. Gibson, Director                20,713             -0-                -0-                60,600
----------------------------------- ---------------- ------------------ ------------------- -----------------
Andrew M. Hunter III, Director           20,953             -0-                -0-                65,550
----------------------------------- ---------------- ------------------ ------------------- -----------------
Leonard W. Kedrowski, Director           24,725             -0-                -0-                76,150
----------------------------------- ---------------- ------------------ ------------------- -----------------
Robert L. Spies, Director (4)            23,352             -0-                -0-                66,350
----------------------------------- ---------------- ------------------ ------------------- -----------------
John M. Murphy, Jr., Director (5)           N/A             N/A                N/A                   N/A
----------------------------------- ---------------- ------------------ ------------------- -----------------
Richard K. Riederer, Director (4)         2,821             -0-                -0-                 7,750
----------------------------------- ---------------- ------------------ ------------------- -----------------
Joseph D. Strauss, Director              27,448             -0-                -0-                77,300
----------------------------------- ---------------- ------------------ ------------------- -----------------
Virginia L. Stringer, Director &         30,430             -0-                -0-                92,300
Chair
----------------------------------- ---------------- ------------------ ------------------- -----------------
James M. Wade, Director (4)               3,002             -0-                -0-                 8,250
----------------------------------- ---------------- ------------------ ------------------- -----------------

(1) Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $9,685.24; Andrew M. Hunter III, $20,953; Leonard W. Kedrowski, $21,568; Robert L. Spies, $5,738; Joseph D. Strauss, $4,942; and Virginia L. Stringer, $22,815.

(2) Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $30,300; Andrew
         M. Hunter III, $65,550; Leonard W. Kedrowski, $67,475; Robert L. Spies, $17,950; Joseph D. Strauss, $15,460; and Virginia L. Stringer, $71,375.

(3) On May 15, 2002, Robert J. Dayton tendered his resignation from the Board of Directors of the Funds, effective September 30, 2002.

(4) Robert L. Spies did not stand for re-election at the August 30, 2001 shareholder meeting. At that same meeting, Andrew S. Duff, Richard K. Riederer and James M. Wade were elected to the Board of Directors.

(5) As "interested persons," Andrew S. Duff and John M. Murphy do not receive compensation from FAIF, FAF, FASF, FAIP or FACEF for their position on the Board of Directors.

(6)      Andrew S. Duff resigned from the Board of Directors on December 5,
         2001.

---------------------------------
* Compensation received during the fiscal year ended September 30, 2001 was based on the following compensation schedule: directors of the funds that were not paid employees or affiliates of the funds were paid a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of the committee chair) and were reimbursed for travel expenses to attend Board meetings. In the event of telephonic Board or committee meetings, each director received a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair).In addition, directors may have received a per diem fee of $1,500 per day, plus travel expenses, if they traveled out of town on fund business.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

SALES LOADS

         Purchases of the Fund's Class A Shares by the Advisor, any Sub-Advisor, any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge.

                                 CODE OF ETHICS

         First American Investment Funds, Inc., U.S. Bancorp Asset Management, Inc. and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.


               INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Fund. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At December 31, 2001, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $171.3 billion, consolidated deposits of $105.2 billion and shareholders' equity of $16.4 billion.

         Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement") as amended, FAIF engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment Advisor for and to manage the investment of the assets of the series of FAIF. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under this Advisory Agreement, as amended, the Fund pays the Advisor monthly fees calculated on an annual basis equal to 0.50% of its average daily net assets. The Advisory Agreement requires the Advisor to provide FAIF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FAIF and the officers and directors of FAIF, if any, who are affiliated with the Advisor or any of its affiliates.

         The Advisory Agreement requires the Advisor to arrange, if requested by FAIF, for officers or employees of the Advisor to serve without compensation from FAIF as directors, officers, or employees of FAIF if duly elected to such positions by the shareholders or directors of FAIF. The Advisor has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the Board of Directors of FAIF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Fund, including the Fund's distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to the Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Fund with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Fund.

         In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAIF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Fund. The Advisor has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor has agreed to a contractual fee waiver for the Fund through September 30, 2003. This waiver is set forth in the Fund's Prospectuses. Additionally, the Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The Advisor has agreed to contractual fee caps of 0.75% and 0.60% for the Fund's Class A and Class Y shares, respectively, through September 30, 2003. These expense limits on the annual operating expenses of the share classes within the Fund may be terminated at any time after September 30, 2003 upon prior notice to FAIF's Board of Directors.

ADMINISTRATORS

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators"), serve as co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the FAIF Funds, dated as of October 1, 2001 ("Co-Administration Agreement"). The Administrators will provide administration services to the Fund and serve as the Fund's Administrators. The Administrators are each subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Fund. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, USBFS will also serve as the Fund's transfer agent. The Fund pays the Administrators fees which are calculated daily and paid monthly, equal to the fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Fund pays annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

DISTRIBUTOR

         Quasar Distributors, LLC. (the "Distributor") serves as the distributor for the Class A and Class Y Shares of the Fund. The Distributor is a wholly-owned subsidiary of U.S. Bancorp.

         The Distributor serves as distributor for the Class A and Class Y Shares pursuant to a Distribution Agreement dated October 1, 2001 (the "Distribution Agreement") between itself and FAIF.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of FAIF to the extent such services and functions are not provided to FAIF pursuant to another agreement. The Distribution Agreement provides that shares of the FAIF Funds are distributed through the Distributor and, with respect to Class A Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares for that month.

         The Distributor receives no compensation for distribution of the Class Y Shares.

         The Distribution Agreement provide that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Plan of Distribution or in any agreement related to such plan.

         Shareholder servicing fees are payable under a Plan of Distribution with respect to the Class A Shares of the FAIF Funds adopted by FAIF, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes the Distributor to retain the sales charges paid upon purchase of Class A Shares. The Plan is a "compensation-type" plan under which the Distributor is entitled to receive the shareholder servicing fee regardless of whether its actual shareholder servicing expenses are more or less than the amount of the fee. The Plan recognizes that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

CUSTODIAN AND AUDITORS

         CUSTODIAN. The custodian of FAIF's assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of USB. All of the instruments representing the investments of the Fund and all cash is held by the Custodian. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

         As compensation for its services to the Fund, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.01% of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Fund. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as FAIF's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor.

         In selecting a broker-dealer to execute securities transactions, the Advisor considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. However, in the case of the Advisor, a predominant factor in selecting a broker-dealer to execute securities transactions is often the nature and quality of any brokerage and research services provided by the broker-dealer. The Fund may pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). The Fund may pay up in recognition of the value of brokerage and research services provided to the Advisor by the broker-dealer. In such cases, the Fund is in effect paying for the brokerage and research services in so-called "soft-dollars". However, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Fund.

         The types of brokerage services the Advisor receives from broker-dealers include automated equity trade order entry and execution systems and systems which provide an automated DTC interface to facilitate securities trading, clearance and settlement. Such brokerage services may be provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and record-keeping services into one package. The types of research services the Advisor receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decisionmaking process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Advisor by, or through, broker-dealers.

         The research products and services the Advisor receives from broker-dealers are supplemental to, and do not necessarily reduce, the Advisor's own normal research activities. As a practical matter, however, it would be impossible for the Advisor to generate all of the information presently provided by broker-dealers. The expenses of the Advisor would be materially increased if it attempted to generate such additional information through its own staff. To the extent that the Advisor could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor is relieved of expenses that it might otherwise bear when such services are provided by broker-dealers.

         As a general matter, the brokerage and research products and services the Advisor receives from broker-dealers are used to service all of its accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions.

         In some cases, the Advisor may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record-keeping, administration or marketing. In such cases, the Advisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor has a conflict of interest in making such decisions. Subject to its best price and execution responsibilities, the Advisor may consider the placement of orders by securities firms for the purchase of Fund shares as a factor in allocating portfolio transactions.

         The Advisor effects equity securities transactions on behalf of the Fund through its trading desks in Minneapolis and Milwaukee. Each trading desk makes its own determinations regarding allocation of brokerage among the various broker-dealers it uses to execute trades, including evaluations of the quality of execution, the research products and services received and the commissions paid. The trading desks communicate with each other, and each has access to the trade blotter of the other, but they otherwise operate independently. One trading desk may therefore be selling a given security at the same time that the other trading desk is buying the security.

         Many of the Fund's portfolio transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Fund typically deals with market makers unless it appears that better price and execution are available elsewhere.

         The Fund does not effect any brokerage transactions in its portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Fund as the Fund can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.


                                  CAPITAL STOCK

         Each share of the Fund's $.0001 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

         Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting the Fund only (as opposed to every FAIF Fund) or one specific class of shares, the shares of the Fund or specific class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to the Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

         Under the laws of the state of Maryland and FAIF's Bylaws, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 10% or more of the outstanding shares of FAIF.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of the Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses. Please note that the public offering prices of Class Y Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.

         The net asset value of the Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by the Fund are traded on days that the Fund is not open for business, the Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares.

                                FUND PERFORMANCE

         PERFORMANCE PRESENTATION. Advertisements and other sales literature for the Fund may refer to the Fund's "average annual total return" and "cumulative total return." In addition, the Fund may provide yield calculations in advertisements and other sales literature. All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

                          n
                  P(1 + T)  = ERV

                  Where:   P   =  a hypothetical initial payment of $1,000
                           T   =  average annual total return
                           n   =  number of years
                           ERV =  ending redeemable value at the end of the
                                  period of a hypothetical $1,000 payment made at the beginning of such period

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         The Advisor and Distributor have waived a portion of their fees on a voluntary basis, thereby increasing total return and yield. These fees may or may not be waived in the future in the Advisor's or Distributor's discretion.

         CUMULATIVE TOTAL RETURN. Cumulative total return is calculated by subtracting a hypothetical $1,000 investment in the Fund from the redeemable value of such investment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

                  CTR  =  (ERV-P) 100
                           -----
                             P

                  Where:   CTR =  Cumulative total return;
                           ERV =  ending redeemable value at the end of the
                                  period of a hypothetical $1,000 payment made
                                  at the beginning of such period; and
                           P   =  initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share (including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

                                       6
                  YIELD  =  2[(a-b + 1)  - 1]
                               ---
                               cd

                  Where: a  =  dividends and interest earned during the period;
                         b  =  expenses accrued for the period (net of
                               reimbursements);
                         c  =  the average daily number of shares outstanding
                               during the period that were entitled to receive dividends; and
                         d  =  the maximum offering price per share on the last
                               day of the period.

         TAX-EXEMPT VS. TAXABLE INCOME. The tables below show the approximate yields that taxable securities must earn to equal yields that are exempt from federal income taxes. The table assumes that the investor is subject to a 27%, 30%, 35%, or 36.8% federal income tax rate in 2002. The table is based upon yields that are derived solely from tax-exempt income. To the extent that the Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                                FEDERAL TAX RATE

                            27%              30%                 35%                           38.6%

                                                   TAXABLE EQUIVALENT YIELDS
  TAX-EXEMPT YIELD
        3.0%                    4.11%            4.29%                   4.62%                 4.89%
        3.5%                    4.79%            5.00%                   5.38%                 5.70%
        4.0%                    5.48%            5.71%                   6.15%                 6.51%
        4.5%                    6.16%            6.43%                   6.92%                 7.33%
        5.0%                    6.85%            7.14%                   7.69%                 8.14%
        5.5%                    7.53%            7.86%                   8.46%                 8.96%
        6.0%                    8.22%            8.57%                   9.23%                 9.77%
        6.5%                    8.90%            9.29%                  10.00%                10.59%

         TAX-EQUIVALENT YIELD. Tax-equivalent yield is the yield that a taxable investment must generate in order to equal the Fund's yield for an investor in a stated federal or combined federal/state income tax bracket. The tax-equivalent yield is computed by dividing that portion of the Fund's yield (computed as described above) that is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting number to that portion, if any, of such Fund's yield that is not tax exempt. The combined federal/state income tax rates take into account the deductibility of state income taxes in calculating federal tax rates.

         CERTAIN PERFORMANCE COMPARISONS. In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. The performance of the Fund may be compared to that of its unmanaged benchmark index and to the performance of similar funds as reported by Lipper or such other database services.

         HISTORICAL DISTRIBUTION RATES. The Fund's historical annualized distribution rates are computed by dividing the income dividends of the Fund for a stated period by the maximum offering price on the last day of such period.

         ANNUALIZED CURRENT DISTRIBUTION RATES. The Fund's annualized current distribution rates are computed by dividing the Fund's income dividends for a specified month by the number of days in that month and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period.

         TAX EQUIVALENT DISTRIBUTION RATES. The tax equivalent distribution rate for the Fund is computed by dividing that portion of the Fund's annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt.

                                    TAXATION

         The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         If the Fund disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

         Some of the investment practices that may be employed by the Fund will be subject to special provisions that, among other things, may defer the use of certain losses of the Fund, affect the holding period of the securities held by the Fund and affect the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities. The Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investments company.

         It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

         Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of the Fund receives an exempt-interest dividend and then disposes of his or her shares in the

Fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

         For federal tax purposes, if a shareholder exchanges shares of the Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Shares" in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Pursuant to the Code, distributions of net investment income by the Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. The Fund will report annually to its shareholders the amount of any withholding.

         A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes of (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.


                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: The Fund will combine purchases made by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

         For the Fund, the sales charge discount will be determined by adding
(i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other First American fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund or any other First American fund (other than a money market fund) that you already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Fund and other First American funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold a percentage equal to the Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

         The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

         A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

SALES OF CLASS A SHARES AT NET ASSET VALUE

         Purchases of the Fund's Class A Shares by the Advisor, or any of its affiliates, or any of its or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, grand parent, grand child and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. The Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Fund is made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. In addition, purchases of Class A Shares for an investor's medical savings account for which U.S. Bank or an affiliate serves in a custodian capacity may be made at net asset value without a sales charge. The Advisor may pay its affiliated broker-dealers, U.S. Bancorp Piper Jaffray Inc. and U.S. Bancorp Investments, Inc., a commission of up to 2% of your purchase price in connection with net asset value purchases of Class A shares made pursuant to this paragraph.

         Class A shares may be purchased without a sales charge by non-retirement accounts if they total $1 million or more. Your investment professional or financial institution may receive a commission equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million. If such a commission is paid, you will be assessed a contingent deferred sales charge
(CDSC) of 1% if you sell your shares within 18 months.

         Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and profit sharing and pension plans, which have 200 or more eligible participants. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Fund's distributor to perform share distribution services may receive a commission on such sales of the Fund equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         If Class A Shares of the Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of the Fund, there may be tax consequences.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Fund as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Fund. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Fund's agent for the purpose of accepting redemption requests, and the Fund will be deemed to have received a redemption request upon receipt of the request by the financial institution.

         Shareholders who did not purchase their shares of the Fund through a financial institution may redeem their shares by telephoning Investor Services at 800 677-FUND. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Fund may limit telephone redemption requests to $50,000 per day.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrators nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. The Administrators and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrators examine each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrators subsequently send confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrators and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Any shareholder may redeem Fund shares by sending a written request to the Administrators, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

         o a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Fund does not accept signatures guaranteed by a notary public.

         The Fund and the Administrators have adopted standards for accepting signatures from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Administrators reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrators are reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.

                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

         STANDARD & POOR'S

         AAA: Securities rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

         A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

         CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Securities rated SD or D are in selective default or default, respectively. Such a rating is assigned when an obligor has failed to pay one or more of its financial obligations (rated or unrated) when it came due.

         MOODY'S

         Aaa: Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

         Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over he future. Uncertainty of position characterizes issues in this class.

         B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality, (2) designate securities which can be bought for possible upgrading in quality, and (3) afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF MUNICIPAL NOTES

         STANDARD & POOR'S

         SP-1: Very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         SP-2: Satisfactory capacity to pay principal and interest.

         SP-3: Speculative capacity to pay principal and interest.

The Fund will not purchase SP-3 municipal notes.

         MOODY'S. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

         MIG 1/VMIG 1: This designation denotes the best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes high quality, with margins of protection ample although not so large as available in the preceding group.

         MIG 3/VMIG 3: This designation denotes favorable quality, with all security elements accounted for, but lacking the strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

The Fund will not purchase MIG 3/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation. None of the Funds will purchase commercial paper rated A-3 or lower.

         MOODY'S. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME-1: Superior capacity for repayment.

         PRIME-2: Strong capacity for repayment.

         PRIME-3: Acceptable capacity for repayment.

The Fund will not purchase Prime-3 commercial paper.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 25, 2002

                        INTERMEDIATE GOVERNMENT BOND FUND


This Statement of Additional Information relates to the Class A Shares and Y Shares of the Intermediate Government Bond Fund (the "Fund"), which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's current Prospectuses dated October 25, 2002. This Statement of Additional Information is incorporated into the Fund's Prospectuses by reference. To obtain copies of a Prospectus at no charge, write the Fund's distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION............................................................1

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS.............................2
         Short-Term Investments................................................2
         U.S. Government Securities............................................3
         Repurchase Agreements.................................................3
         When-Issued and Delayed Delivery Transactions.........................4
         Lending of Portfolio Securities.......................................4
         Inter-Fund Borrowing and Lending Arrangements.........................5
         Options Transactions..................................................5
         Futures and Options on Futures........................................6
         Mortgage-Backed Securities............................................7
         Asset-Backed Securities...............................................9
         Zero Coupon Securities...............................................10
         Adjustable Rate Mortgage Securities..................................10
         Floating Rate Debt Obligations.......................................10
         Fixed Rate Debt Obligations..........................................10
         U.S. Treasury Inflation-Protection Securities........................11
         CFTC Information.....................................................11

INVESTMENT RESTRICTIONS.......................................................11
         Diversification......................................................13

FUND NAME.....................................................................13

DIRECTORS AND OFFICERS OF THE FUND............................................13
         Independent Directors................................................13
         Interested Director(s)...............................................15
         Officers.............................................................15
         Standing Committees of the Board of Directors........................16
         Fund Shares Owned by the Directors...................................17
         Approval of Investment Advisory Contract.............................17
         Compensation.........................................................18
         Sales Loads..........................................................19

CODE OF ETHICS................................................................19

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND...........................19
         Investment Advisor...................................................19
         Administrators.......................................................21
         Distributor..........................................................21
         Custodian and Auditors...............................................22

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE............................22

CAPITAL STOCK.................................................................24

NET ASSET VALUE AND PUBLIC OFFERING PRICE.....................................24

FUND PERFORMANCE..............................................................24

TAXATION......................................................................26

REDUCING SALES CHARGES........................................................27
         Class A Sales Charge.................................................27
         Sales of Class A Shares at Net Asset Value...........................28

ADDITIONAL INFORMATION ABOUT SELLING SHARES...................................28
         By Telephone.........................................................29
         By Mail..............................................................29
         Redemptions Before Purchase Instruments Clear........................30

RATINGS.......................................................................30
         Ratings of Corporate Debt Obligations and Municipal Bonds............30
         Ratings of Municipal Notes...........................................32
         Ratings of Commercial Paper..........................................33

                               GENERAL INFORMATION

         First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

         FAIF is organized as a series fund and currently issues its shares in 42 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). This Statement of Additional Information relates to one series of FAIF, Intermediate Government Bond Fund (the "Fund"), which is a diversified investment company.

         Shareholders may purchase shares of the Fund through two separate classes, Class A and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A Shares of the Fund. Except for differences among the classes pertaining to shareholder servicing fees, each share of the Fund represents an equal proportionate interest in the Fund.

         The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and nine separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc. III, Minnesota Municipal Term Trust Inc. II, and American Income Fund, Inc.) collectively referred to as the First American Closed-End Funds ("FACEF").

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The main investment strategies of the Fund are set forth in the Fund's Prospectus. Additional information concerning main investment strategies of the Fund, and other investment strategies which may be used by the Fund, is set forth below. The Fund has attempted to identify investment strategies that will be employed in pursuing its investment objective. However, in the absence of an affirmative limitation, the Fund may utilize any strategy or technique that is consistent with its investment objective. The Fund does not anticipate that any such strategy or technique would exceed 5% of the Fund's assets absent specific identification of that practice. Additional information concerning the Fund's investment restrictions is set forth below under "Investment Restrictions."

         If a percentage limitation on investments by the Fund stated in this section or in "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. Although the Fund is limited to investing in securities that have specified ratings, or unrated securities of comparable quality, it is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. However, in no event will more than 5% of the Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in "Ratings" below.

SHORT-TERM INVESTMENTS

         The Fund can invest in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of the Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Fund may so invest include money market funds advised by U.S. Bancorp Asset Management, Inc., the Fund's investment advisor ("U.S. Bancorp Asset Management" or the "Advisor"), subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.

         The Fund may also invest in Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. In each instance, the Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Fund and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the Securities and Exchange Commission with respect to the Fund. A brief description of certain kinds of short-term instruments follows:

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund may purchase tax-exempt commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Fund also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings."

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         VARIABLE RATE DEMAND OBLIGATIONS. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.

U.S. GOVERNMENT SECURITIES

         The U.S. government securities in which the Fund may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund invests principally are:

         o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         o notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

         o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         o notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

         The government securities in which the Fund may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See "-- Mortgage-Backed Securities" below for a description of these securities and the Fund that may invest in such securities.

REPURCHASE AGREEMENTS

         The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

         The Fund's custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         The Fund may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. The Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, the Fund will segregate on its books or maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

         The purchase of securities on a when-issued or delayed delivery basis exposes the Fund to risk because the securities may decrease in value prior to delivery. In addition, the Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

         In connection with its ability to purchase securities on a when-issued or delayed delivery basis, the Fund may enter into mortgage "dollar rolls" in which the Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, the Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

         When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund will segregate on its books or the Fund's custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

         U.S. Bancorp Asset Management may act as securities lending agent for the Fund and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bancorp Asset Management to provide such services and receive such compensation. U.S. Bancorp Asset Management receives fees equal to 25% of the Fund's income from securities lending transactions and a separate administrative fee equal to 0.025% of the average daily net assets of the Fund's securities on loan.

         In these loan arrangements, the Fund will receive collateral in the form of cash, United States government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the Fund or the borrower. While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

         The Securities and Exchange Commission has granted an exemption that permits the Fund and all other funds advised by the Advisor (First American funds) to lend and borrow money for certain temporary purposes directly to and from other First American funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. The Advisor administers the program according to procedures approved by the Fund's Board of Directors, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

OPTIONS TRANSACTIONS

         Options transactions will be undertaken for the purpose of reducing risk to the Fund; that is, for "hedging" purposes. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

         OPTIONS ON SECURITIES. The Fund may purchase put and call options on securities it owns or has the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, the Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON INTEREST RATE INDICES. The Fund may purchase put and call options on interest rate indices. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on interest rate movements with respect to specific financial instruments. The multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

         LIMITATIONS. The Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. The Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by the Fund and the prices of options, and the risk of limited liquidity in the event that the Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         The Fund may engage in futures transactions and options on futures transactions, including interest rate index futures and options thereon.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, the Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require the Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations equal to at least 100% of its performance under such contracts.

         The Fund may use futures contracts and options on futures in an effort to hedge against market risks.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company under the Code.

         Where the Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of the Fund's total assets. Where the Fund is permitted to enter into futures contracts obligating it to purchase securities or an index in the future at a specified price, the Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities or index at the delivery or settlement date fell to zero for all contracts into which the Fund was permitted to enter.

         Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

MORTGAGE-BACKED SECURITIES

         The Fund also may invest in mortgage-backed securities that are Agency Pass-Through Certificates or collateralized mortgage obligations ("CMOs"), as defined and described below. In addition, the Fund may invest in private pass-through securities.

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

         The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of commercial fixed rate, conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Fund will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

         o In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

         o A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         o An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         o As discussed above with respect to Agency Pass-Through Certificates, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         o A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

         o A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

         REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest (the type in which Strategic Income Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. The Fund will not invest more than 10% of its total assets in interest-only, principal-only, inverse interest only or inverse floating rate mortgage-backed securities.

ASSET-BACKED SECURITIES

         The Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

ZERO COUPON SECURITIES

         The Fund may invest in zero coupon municipal obligations. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

ADJUSTABLE RATE MORTGAGE SECURITIES

         The Fund may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMs move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

         ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.

FLOATING RATE DEBT OBLIGATIONS

         The Fund expects to invest in floating rate debt obligations issued, assumed, or guaranteed by corporations, trusts, partnerships, governmental agencies or creators, or other such special purpose entities, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

FIXED RATE DEBT OBLIGATIONS

         The Fund will invest in fixed rate debt obligations issued, assumed, or guaranteed by corporations, trusts, partnerships, governmental agencies or creators, or other such special purpose entities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

U.S. TREASURY INFLATION-PROTECTION SECURITIES

         The Fund may invest in U.S. Treasury inflation-protection securities, which are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIF has made such notice filings to the extent the Fund invests in commodity futures or commodity options contracts.

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Fund Investments" above, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund will not:

         1. Concentrate its investments in a particular industry. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interest therein or in securities of companies that deal in real estate or mortgages.

         5. Purchase physical commodities or contracts relating to physical commodities.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote:

         1. The Fund will not invest more than 15% of its net assets in all forms of illiquid investments.

         2. The Fund will not make additional investments while its borrowings exceed 5% of total assets.

         3. Make short sales of securities.

         4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

-----------------------------------
* According to the present interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         The Board of Directors has adopted guidelines and procedures under which FAIF Funds' investment advisor is to determine whether the following types of securities which may be held by certain Funds are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under
Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating rate and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

DIVERSIFICATION

         As a fundamental policy, the Fund operates as a diversified investment company as defined under the 1940 Act. This means that at least 75% of the value of the Fund's total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers which, for the purpose of this calculation are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

                                    FUND NAME

         The Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, whereby at least 80% of its net assets (plus the amount of any borrowings for investment purposes) must be invested in securities issued by the U.S. government or its agencies or instrumentalities that generate interest that is excluded from state taxable income The Fund has adopted a policy to provide shareholders with at least 60 days notice in the event of a planned change to the investment strategy. Such notice to shareholders will meet the requirements of Rule 35d-1(c) of the 1940 Act.

                       DIRECTORS AND OFFICERS OF THE FUND

         The directors and officers of FAIF are listed below. The Board of Directors generally oversees the overall operation and management of FAIF under the laws of the State of Minnesota. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIF are set forth in a separate table.

INDEPENDENT DIRECTORS
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN      OTHER
 NAME, ADDRESS,   POSITION(S)    TERM OF OFFICE            PRINCIPAL          FUND COMPLEX    DIRECTORSHIPS
    AND AGE          HELD         AND LENGTH OF       OCCUPATION(S) DURING     OVERSEEN BY      HELD BY
                  WITH FUND        TIME SERVED            PAST 5 YEARS          DIRECTOR       DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Roger A.          Director    Term expiring          Vice President, Cargo   First American       None
Gibson,                       earlier of death,      - United Airlines,      Funds Complex:
Algonquin Road,               resignation,           since July 2001; Vice   thirteen
Elk Grove                     removal,               President, North        registered
Villiage, IL                  disqualification, or   America-Mountain        investment
60007 (56)                    successor duly         Region for United       companies,
                              elected and            Airlines (1995-2001)    including
                              qualified. Director                            sixty nine
                              of FAIF since                                  portfolios
                              October 1997
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Andrew M.         Director    Term expiring          Chairman, Hunter,       First American       None
Hunter III, 537               earlier of death,      Keith Industries, a     Funds Complex:
Harrington                    resignation,           diversified             thirteen
Road, Wayzata,                removal,               manufacturing and       registered
Minnesota 55391               disqualification, or   services management     investment
(55)                          successor duly         company, since 1975     companies,
                              elected and                                    including
                              qualified. Director                            sixty nine
                              of FAIF since                                  portfolios
                              January 1997
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Leonard W.        Director    Term expiring          Owner, Executive and    First American       None
Kedrowski, 16                 earlier of death,      Management              Funds Complex:
Dellwood                      resignation,           Consulting, Inc., a     thirteen
Avenue,                       removal,               management consulting   registered
Dellwood,                     disqualification, or   firm, since 1992;       investment
Minnesota 55110               successor duly         Chief Executive         companies,
(61)                          elected and            Officer, Creative       including
                              qualified. Director    Promotions              sixty nine
                              of FAIF since          International, LLC, a   portfolios
                              November 1993          promotional award
                                                     programs and products
                                                     company, since 1999;
                                                     Board member, GC
                                                     McGuiggan Corporation
                                                     (DBA Smyth
                                                     Companies),
                                                     manufacturer of
                                                     designer doors; acted
                                                     as CEO of Graphics
                                                     Unlimited from
                                                     1996-1998
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN      OTHER
 NAME, ADDRESS,   POSITION(S)    TERM OF OFFICE            PRINCIPAL          FUND COMPLEX    DIRECTORSHIPS
    AND AGE          HELD         AND LENGTH OF       OCCUPATION(S) DURING     OVERSEEN BY      HELD BY
                  WITH FUND        TIME SERVED            PAST 5 YEARS          DIRECTOR       DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Richard K.        Director    Term expiring          Retired; President      First American       None
Riederer, 741                 earlier of death,      and Chief Executive     Funds Complex:
Chestnut Road,                resignation,           Officer, Weirton        thirteen
Sewickley,                    removal,               Steel (1995-2001);      registered
Pennsylvania                  disqualification, or   Director, Weirton       investment
15143 (58)                    successor duly         Steel (1993-2001)       companies,
                              elected and                                    including
                              qualified. Director                            sixty nine
                              of FAIF since August                           portfolios
                              2001
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Joseph D.         Director    Term expiring          Chairman of FAF's and   First American       None
Strauss, 8525                 earlier of death,      FAIF's Boards from      Funds Complex:
Edinbrook                     resignation,           1993 to September       thirteen
Crossing, Suite               removal,               1997 and of FASF's      registered
5, Brooklyn                   disqualification, or   Board from June 1996    investment
Park, Minnesota               successor duly         to September 1997;      companies,
55443 (62)                    elected and            President of FAF and    including
                              qualified. Director    FAIF from June 1989     sixty nine
                              of FAIF since April    to November 1989;       portfolios
                              1991                   Owner and Executive
                                                     Officer, Excensus TM
                                                     LLC, a consulting
                                                     firm, since 2001;
                                                     Owner and President,
                                                     Strauss Management
                                                     Company,  a Minnesota
                                                     holding company for
                                                     various
                                                     organizational
                                                     management business
                                                     ventures, since 1993;
                                                     Owner, Chairman and
                                                     Chief Executive
                                                     Officer, Community
                                                     Resource
                                                     Partnerships, Inc., a
                                                     strategic planning,
                                                     operations
                                                     management,
                                                     government relations,
                                                     transportation
                                                     planning and public
                                                     relations
                                                     organization, since
                                                     1993; attorney at law
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
Virginia L.       Chair;      Chair Term three       Owner and President,    First American       None
Stringer, 712     Director    years. Directors       Strategic Management    Funds Complex:
Linwood Avenue,               Term expiring          Resources, Inc.,  a     thirteen
St. Paul,                     earlier of death,      management consulting   registered
Minnesota 55105               resignation,           firm, since 1993;       investment
(58)                          removal,               Executive Consultant    companies,
                              disqualification, or   for State Farm          including
                              successor duly         Insurance Company       sixty nine
                              elected and            since 1997; formerly    portfolios
                              qualified. Chair of    President and
                              FAIF's Board since     Director, The
                              September 1997;        Inventure Group, a
                              Director of FAIF       management consulting
                              since August 1987      and training company;
                                                     President, Scott's,
                                                     Inc., a
                                                     transportation
                                                     company, and Vice
                                                     President of Human
                                                     Resources, The
                                                     Pillsbury Company
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

----------------- ----------- ---------------------- ----------------------- ---------------- -------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN      OTHER
 NAME, ADDRESS,   POSITION(S)    TERM OF OFFICE            PRINCIPAL          FUND COMPLEX    DIRECTORSHIPS
    AND AGE          HELD         AND LENGTH OF       OCCUPATION(S) DURING     OVERSEEN BY      HELD BY
                  WITH FUND        TIME SERVED            PAST 5 YEARS          DIRECTOR       DIRECTOR*
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
James M. Wade,    Director    Term expiring          Owner and President,    First American       None
2802 Wind Bluff               earlier of death,      Jim Wade Homes, a       Funds Complex:
Circle,                       resignation,           homebuilding company,   thirteen
Wilmington,                   removal,               since 1999              registered
North Carolina                disqualification, or                           investment
28409 (59)                    successor duly                                 companies,
                              elected and                                    including
                              qualified. Director                            sixty nine
                              of FAIF since August                           portfolios
                              2001
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

INTERESTED DIRECTOR(S)
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
NAME, ADDRESS,    POSITION(S)    TERM OF OFFICE            PRINCIPAL            NUMBER OF        OTHER
   AND AGE           HELD         AND LENGTH OF       OCCUPATION(S) DURING    PORTFOLIOS IN   DIRECTORSHIPS
                  WITH FUND        TIME SERVED            PAST 5 YEARS        FUND COMPLEX      HELD BY
                                                                               OVERSEEN BY     DIRECTOR*
                                                                                DIRECTOR
----------------- ----------- ---------------------- ----------------------- ---------------- -------------
John M. Murphy,   Director    Term expiring          Executive Vice          First American       None
Jr., 800                      earlier of death,      President, U.S.         Funds Complex:
Nicollet Mall,                resignation,           Bancorp since January   thirteen
Minneapolis,                  removal,               1999; Minnesota State   registered
Minnesota 55402               disqualification, or   Chairman - U.S.         investment
(61) **                       successor duly         Bancorp since 2000;     companies,
                              elected and            Chairman and Chief      including
                              qualified. Director    Investment Officer,     sixty nine
                              of FAIF since June     First American Asset    portfolios
                              1999                   Management and U.S.
                                                     Bank Trust, N.A., and
                                                     Executive Vice
                                                     President, U.S.
                                                     Bancorp (1991-1999).
----------------- ----------- ---------------------- ----------------------- ---------------- -------------

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

** Mr. Murphy is considered an "interested" Director because of his employment with U.S. Bancorp, U.S. Bancorp Asset Management (and its predecessor, First American Asset Management) and U.S. Bank Trust National Association, and his ownership of securities issued by U.S. Bancorp.

OFFICERS
---------------------- --------------- ----------------------- --------------------------------------------
 NAME, ADDRESS, AND     POSITION(S)        TERM OF OFFICE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
         AGE                HELD           AND LENGTH OF
                         WITH FUND          TIME SERVED
---------------------- --------------- ----------------------- --------------------------------------------
Thomas S. Schreier,    President       Re-elected by the       Chief Executive Officer of U.S. Bancorp
Jr., U.S. Bancorp                      Board annually;         Asset Management, Inc. since May 2001;
Asset Management,                      President of FAIF       Chief Executive Officer of First American
Inc., 800 Nicollet                     since February 2001     Asset Management from December 2000
Mall, Minneapolis,                                             through May 2001 and of Firstar Investment
Minnesota 55402 (40)                                           & Research Management Company from
*                                                              February 2001 through May 2001; Senior
                                                               Managing Director and Head of Equity
                                                               Research of U.S. Bancorp Piper Jaffray
                                                               from October 1998 through December 2000;
                                                               Senior Airline Analyst and Director of
                                                               Equity Research of Credit Suisse First
                                                               Boston through 1998
---------------------- --------------- ----------------------- --------------------------------------------

---------------------- --------------- ----------------------- --------------------------------------------
Mark S. Jordahl,       Vice            Re-elected by the       Chief Investment Officer of U.S. Bancorp
U.S. Bancorp Asset     President -     Board annually; Vice    Asset Management, Inc. since September
Management, Inc. 800   Investments     President -             2001; President and Chief Investment
Nicollet Mall,                         Investments of FAIF     Officer, ING Investment Management -
Minneapolis,                           since September 2001    Americas (September 2000 to June 2001);
Minnesota 55402 (42)                                           Senior Vice President and Chief Investment
*                                                              Officer, ReliaStar Financial Corp.
                                                               (January 1998 to September 2000);
                                                               Executive Vice President and Managing
                                                               Director, Washington Square Advisers
                                                               (January 1996 to December 1997)
---------------------- --------------- ----------------------- --------------------------------------------

---------------------- --------------- ----------------------- --------------------------------------------
 NAME, ADDRESS, AND     POSITION(S)        TERM OF OFFICE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
         AGE                HELD           AND LENGTH OF
                         WITH FUND          TIME SERVED
---------------------- --------------- ----------------------- --------------------------------------------
Peter O. Torvik,       Vice            Re-elected by the       Executive Vice President of U.S. Bancorp
U.S. Bancorp Asset     President -     Board annually; Vice    Asset Management since May 2001; Executive
Management, Inc. 800   Marketing       President - Marketing   Vice President of First American Asset
Nicollet Mall,                         of FAIF since           Management from February 2001 through May
Minneapolis,                           September 2000          2001; President and partner of DPG Group,
Minnesota 55402 (48)                                           a Florida-based partnership engaged in
*                                                              affinity marketing through 2000
---------------------- --------------- ----------------------- --------------------------------------------

---------------------- --------------- ----------------------- --------------------------------------------
Jeffery M. Wilson,     Vice            Re-elected by the       Senior Vice President of U.S. Bancorp
U.S. Bancorp Asset     President -     Board annually; Vice    Asset Management since May 2001; Senior
Management, Inc. 800   Administration  President -             Vice President of First American Asset
Nicollet Mall,                         Administration of       Management through May 2001
Minneapolis,                           FAIF since March 2000
Minnesota 55402 (46)
*
---------------------- --------------- ----------------------- --------------------------------------------
Robert H. Nelson,      Treasurer       Re-elected by the       Senior Vice President of U.S. Bancorp
U.S. Bancorp Asset                     Board annually;         Asset Management since May 2001; Senior
Management, Inc. 800                   Treasurer of FAIF       Vice President of First American Asset
Nicollet Mall,                         since March 2000        Management from 1998 through May 2001 and
Minneapolis,                                                   of Firstar Investment & Research
Minnesota 55402 (39)                                           Management Company from February 2001
*                                                              through May 2001; Senior Vice President of
                                                               Piper Capital Management Inc. through 1998
---------------------- --------------- ----------------------- --------------------------------------------

---------------------- --------------- ----------------------- --------------------------------------------
James D. Alt, 50       Secretary       Re-elected by the       Partner, Dorsey & Whitney LLP, a
South Sixth Street,                    Board annually;         Minneapolis-based law firm
Suite 1500,                            Assistant Secretary
Minneapolis,                           of FAIF since
Minnesota 55402 (51)                   September 1998
---------------------- --------------- ----------------------- --------------------------------------------

---------------------- --------------- ----------------------- --------------------------------------------
Michael J. Radmer,     Assistant       Re-elected by the       Partner, Dorsey & Whitney LLP, a
50 South Sixth         Secretary       Board annually;         Minneapolis-based law firm
Street, Suite 1500,                    Assistant Secretary
Minneapolis,                           of FAIF since March
Minnesota 55402 (57)                   2000; Secretary of
                                       FAIF from September
                                       1999 through March
                                       2000
---------------------- --------------- ----------------------- --------------------------------------------

---------------------- --------------- ----------------------- --------------------------------------------
Kathleen L.            Assistant       Re-elected by the       Partner, Dorsey & Whitney LLP, a
Prudhomme, 50 South    Secretary       Board annually;         Minneapolis-based law firm
Sixth Street, Suite                    Assistant Secretary
1500, Minneapolis,                     of FAIF since
Minnesota 55402 (49)                   September 1998
---------------------- --------------- ----------------------- --------------------------------------------

---------------------- --------------- ----------------------- --------------------------------------------
Douglas G. Hess, 612   Assistant       Re-elected by the       Assistant Vice President, Fund Compliance
E. Michigan Street,    Secretary       Board annually;         Administrator, U.S. Bancorp Fund Services,
Milwaukee, WI 53202                    Assistant Secretary     LLC (FKA Firstar Mutual Fund Services,
(35) *                                 of FAIF since           LLC) since March 1997
                                       September 2001
---------------------- --------------- ----------------------- --------------------------------------------

* Messrs. Schreier, Jordahl, Torvik, Wilson, and Nelson are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment adviser for FAIF. Mr. Hess is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAIF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAIF Board of
Directors: Audit Committee, Pricing Committee and Nominating Committee.

---------------- -------------------------------------------- ------------------------ --------------------
                             COMMITTEE FUNCTION                  COMMITTEE MEMBERS       NUMBER OF FUND
                                                                                        COMPLEX COMMITTEE
                                                                                          MEETINGS HELD
                                                                                       DURING LAST FISCAL
                                                                                              YEAR
---------------- -------------------------------------------- ------------------------ --------------------
Audit Committee  The Committee will recommend annually to        Leonard Kedrowski            _____
                 the Board of Directors a firm of                     (Chair)
                 independent certified public accountants          Roger Gibson
                 to audit the books and records of the           Richard Riederer
                 funds for the ensuing year. In connection       Virginia Stringer
                 therewith, the Committee will monitor that        (ex-officio)
                 firm's performance, including a review of
                 each audit and review of fees paid, confer
                 with that firm as to the funds' financial
                 statements and internal controls,
                 evaluate the firm's independence, review
                 procedures to safeguard portfolio
                 securities, review the purchase by the
                 funds from the firm of nonaudit services,
                 facilitate communications with management
                 and service providers and review funds'
                 back-up procedures and disaster recovery
                 plans.
---------------- -------------------------------------------- ------------------------ --------------------

---------------- -------------------------------------------- ------------------------ --------------------
Pricing          The Committee is responsible for valuing     Joseph Strauss (Chair)          _____
Committee        portfolio securities for which market             Andrew Hunter
                 quotations are not readily available,              John Murphy
                 pursuant to procedures established by the       Virginia Stringer
                 Board of Directors.                               (ex-officio)
---------------- -------------------------------------------- ------------------------ --------------------

---------------- -------------------------------------------- ------------------------ --------------------
Nominating       The Committee is responsible for              Andrew Hunter (Chair)          _____
Committee        recommending to the Board of Directors            Roger Gibson
                 (1) nominees for election as directors,         Richard Riederer
                 (2) a successor to the Chair when a             Virginia Stringer
                 vacancy occurs, and (3) compensation plans        (ex-officio)
                 and arrangements for the directors; and
                 reviewing with the Chair, the Chair's
                 recommended Committee assignments. The
                 Committee will/will not consider nominees
                 recommended by security holders.
---------------- -------------------------------------------- ------------------------ --------------------

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FAIF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

-------------------------- ------------------------------------------- ------------------------------------------------
    NAME OF DIRECTOR       DOLLAR RANGE OF EQUITY SECURITIES IN FAIF   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                              THE FIRST AMERICAN FUNDS COMPLEX*
-------------------------- ------------------------------------------- ------------------------------------------------
VIRGINIA STRINGER                          Over $100,000                                  Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
LEONARD KEDROWSKI                          Over $100,000                                  Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
ROGER GIBSON                              $10,001-50,000                                 $10,001-50,000
-------------------------- ------------------------------------------- ------------------------------------------------
ANDREW HUNTER                                  --                                         Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
JOSEPH STRAUSS                             Over $100,000                                  Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
RICHARD RIEDERER                         $50,001-100,000                                $50,001-100,000
-------------------------- ------------------------------------------- ------------------------------------------------
JAMES WADE                                 Over $100,000                                  Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
JOHN MURPHY                                Over $100,000                                  Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------

* The dollar range disclosed is based on the value of the securities as of December 31, 2001.

         As of December 31, 2001, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors reviewed and considered the following factors with respect to its approval of the investment advisory contract for the Fund:

o the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund;

o the structure and rate of the fees charged by the Advisor under the Advisory Agreement (both before and after fee waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment advisors;

o the other benefits that may be received by the Advisor or its affiliates in providing services to the Fund (including soft dollar benefits received by the Advisor in addition to its investment advisory fee);

o the total fees and expenses expected to be paid by the Fund, as compared to the total fees and expenses paid by similar funds managed by other investment advisors;

o the nature and scope of the investment advisory services that historically have been provided by the Advisor to other funds advised by the Advisor, and the ability of the Advisor to provide the same level and quality of investment advisory services to the Fund in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the terms of the Advisory Agreement.

         The Board was advised and assisted in its review and deliberations by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of the Fund. No single factor or group of factors was deemed to be determinative by the Board in making these judgments. Instead, the Board based its decisions on the totality of the information which it requested and reviewed.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF, FAIP and the FACEF, currently pays only directors of the funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Nominating Committee or Audit Committee meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000 ($7,500 in the case of the Chair), and in the event of telephonic Nominating or Audit Committee meetings, each participating director receives a fee of $1,250 ($1,875 in the case of the committee chair). In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer, and Kathleen
L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners.

         The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2001.* No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year:

----------------------------------- ---------------- ------------------ ------------------- -----------------
                                                                                                 TOTAL
                                                        PENSION OR                            COMPENSATION
                                       AGGREGATE        RETIREMENT                          FROM REGISTRANT
     NAME OF PERSON, POSITION        COMPENSATION    BENEFITS ACCRUED    ESTIMATED ANNUAL       AND FUND
                                         FROM         AS PART OF FUND     BENEFITS UPON     COMPLEX PAID TO
                                    REGISTRANT (1)       EXPENSES           RETIREMENT       DIRECTORS (2)
----------------------------------- ---------------- ------------------ ------------------- -----------------
Robert J. Dayton, Director (3)          $23,146             -0-                -0-               $63,600
----------------------------------- ---------------- ------------------ ------------------- -----------------
Andrew S. Duff, Director (4)(5)(6)          N/A             N/A                N/A                   N/A
----------------------------------- ---------------- ------------------ ------------------- -----------------
Roger A. Gibson, Director                20,713             -0-                -0-                60,600
----------------------------------- ---------------- ------------------ ------------------- -----------------
Andrew M. Hunter III, Director           20,953             -0-                -0-                65,550
----------------------------------- ---------------- ------------------ ------------------- -----------------
Leonard W. Kedrowski, Director           24,725             -0-                -0-                76,150
----------------------------------- ---------------- ------------------ ------------------- -----------------
Robert L. Spies, Director (4)            23,352             -0-                -0-                66,350
----------------------------------- ---------------- ------------------ ------------------- -----------------

----------------------------------- ---------------- ------------------ ------------------- -----------------
John M. Murphy, Jr., Director (5)           N/A             N/A                N/A                   N/A
----------------------------------- ---------------- ------------------ ------------------- -----------------
Richard K. Riederer, Director (4)         2,821             -0-                -0-                 7,750
----------------------------------- ---------------- ------------------ ------------------- -----------------
Joseph D. Strauss, Director              27,448             -0-                -0-                77,300
----------------------------------- ---------------- ------------------ ------------------- -----------------
Virginia L. Stringer, Director &         30,430             -0-                -0-                92,300
Chair
----------------------------------- ---------------- ------------------ ------------------- -----------------
James M. Wade, Director (4)               3,002             -0-                -0-                 8,250
----------------------------------- ---------------- ------------------ ------------------- -----------------

(1) Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $9,685.24; Andrew M. Hunter III, $20,953; Leonard W. Kedrowski, $21,568; Robert L. Spies, $5,738; Joseph D. Strauss, $4,942; and Virginia L. Stringer, $22,815.

(2) Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $30,300; Andrew
         M. Hunter III, $65,550; Leonard W. Kedrowski, $67,475; Robert L. Spies, $17,950; Joseph D. Strauss, $15,460; and Virginia L. Stringer, $71,375.

(3) On May 15, 2002, Robert J. Dayton tendered his resignation from the Board of Directors of the Funds, effective September 2002.

(4) Robert L. Spies did not stand for re-election at the August 30, 2001 shareholder meeting. At that same meeting, Andrew S. Duff, Richard K. Riederer and James M. Wade were elected to the Board of Directors.

(5) As "interested persons," Andrew S. Duff and John M. Murphy do not receive compensation from FAIF, FAF, FASF, FAIP or FACEF for their position on the Board of Directors.

(6)      Andrew S. Duff resigned from the Board of Directors on December 5,
         2001.

------------------------------
* Compensation received during the fiscal year ended September 30, 2001 was based on the following compensation schedule: directors of the funds that were not paid employees or affiliates of the funds were paid a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of the committee chair) and were reimbursed for travel expenses to attend Board meetings. In the event of telephonic Board or committee meetings, each director received a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair).In addition, directors may have received a per diem fee of $1,500 per day, plus travel expenses, if they traveled out of town on fund business.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

SALES LOADS

         Purchases of the Fund's Class A Shares by the Advisor, any Sub-Advisor, any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge.

                                 CODE OF ETHICS

         First American Investment Funds, Inc., U.S. Bancorp Asset Management, Inc. and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

               INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Fund. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At December 31, 2001, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $171.3 billion, consolidated deposits of $105.2 billion and shareholders' equity of $16.4 billion.

         Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement") as amended, FAIF engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment Advisor for and to manage the investment of the assets of the series of FAIF. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under this Advisory Agreement, as amended, the Fund pays the Advisor monthly fees calculated on an annual basis equal to 0.50% of its average daily net assets. The Advisory Agreement requires the Advisor to provide FAIF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FAIF and the officers and directors of FAIF, if any, who are affiliated with the Advisor or any of its affiliates.

         The Advisory Agreement requires the Advisor to arrange, if requested by FAIF, for officers or employees of the Advisor to serve without compensation from FAIF as directors, officers, or employees of FAIF if duly elected to such positions by the shareholders or directors of FAIF. The Advisor has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the Board of Directors of FAIF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Fund, including the Fund's distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to the Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Fund with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Fund.

         In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAIF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Fund. The Advisor has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor has agreed to a contractual fee waiver of the Fund's through September 30, 2003. This waiver is set forth in the Fund's Prospectuses. Additionally, the Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The Advisor has agreed to contractual fee caps of 0.75% and 0.60% for the Fund's Class A and Class Y shares, respectively, through September 30, 2003. These expense limits on the annual operating expenses of the share classes within the Fund may be terminated at any time after September 30, 2003 upon prior notice to FAIF's Board of Directors.

ADMINISTRATORS

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators"), serve as co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the FAIF Funds, dated as of October 1, 2001 ("Co-Administration Agreement"). The Administrators will provide administration services to the Fund and serve as the Fund's Administrators. The Administrators are each subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Fund. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, USBFS will also serve as the Fund's transfer agent. The Fund pays the Administrators fees which are calculated daily and paid monthly, equal to the fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Fund pays annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

DISTRIBUTOR

         Quasar Distributors, LLC. (the "Distributor") serves as the distributor for the Class A and Class Y Shares of the Fund. The Distributor is a wholly-owned subsidiary of U.S. Bancorp.

         The Distributor serves as distributor for the Class A and Class Y Shares pursuant to a Distribution Agreement dated October 1, 2001 (the "Distribution Agreement") between itself and FAIF.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of FAIF to the extent such services and functions are not provided to FAIF pursuant to another agreement. The Distribution Agreement provides that shares of the FAIF Funds are distributed through the Distributor and, with respect to Class A Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares for that month.

         The Distributor receives no compensation for distribution of the Class Y Shares.

         The Distribution Agreement provide that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Plan of Distribution or in any agreement related to such plan.

         Shareholder servicing fees are payable under a Plan of Distribution with respect to the Class A Shares of the FAIF Funds adopted by FAIF, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes the Distributor to retain the sales charges paid upon purchase of Class A Shares. The Plan is a "compensation-type" plan under which the Distributor is entitled to receive the shareholder servicing fee regardless of whether its actual shareholder servicing expenses are more or less than the amount of the fee. The Plan recognizes that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

CUSTODIAN AND AUDITORS

         CUSTODIAN. The custodian of FAIF's assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of USB. All of the instruments representing the investments of the Fund and all cash is held by the Custodian. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

         As compensation for its services to the Fund, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.01% of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Fund. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as FAIF's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor.

         In selecting a broker-dealer to execute securities transactions, the Advisor considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. However, in the case of the Advisor, a predominant factor in selecting a broker-dealer to execute securities transactions is often the nature and quality of any brokerage and research services provided by the broker-dealer. The Fund may pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). The Fund may pay up in recognition of the value of brokerage and research services provided to the Advisor by the broker-dealer. In such cases, the Fund is in effect paying for the brokerage and research services in so-called "soft-dollars". However, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Fund.

         The types of brokerage services the Advisor receives from broker-dealers include automated equity trade order entry and execution systems and systems which provide an automated DTC interface to facilitate securities trading, clearance and settlement. Such brokerage services may be provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and record-keeping services into one package. The types of research services the Advisor receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decisionmaking process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Advisor by, or through, broker-dealers.

         The research products and services the Advisor receives from broker-dealers are supplemental to, and do not necessarily reduce, the Advisor's own normal research activities. As a practical matter, however, it would be impossible for the Advisor to generate all of the information presently provided by broker-dealers. The expenses of the Advisor would be materially increased if it attempted to generate such additional information through its own staff. To the extent that the Advisor could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor is relieved of expenses that it might otherwise bear when such services are provided by broker-dealers.

         As a general matter, the brokerage and research products and services the Advisor receives from broker-dealers are used to service all of its accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions.

         In some cases, the Advisor may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record-keeping, administration or marketing. In such cases, the Advisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor has a conflict of interest in making such decisions. Subject to its best price and execution responsibilities, the Advisor may consider the placement of orders by securities firms for the purchase of Fund shares as a factor in allocating portfolio transactions.

         The Advisor effects equity securities transactions on behalf of the Fund through its trading desks in Minneapolis and Milwaukee. Each trading desk makes its own determinations regarding allocation of brokerage among the various broker-dealers it uses to execute trades, including evaluations of the quality of execution, the research products and services received and the commissions paid. The trading desks communicate with each other, and each has access to the trade blotter of the other, but they otherwise operate independently. One trading desk may therefore be selling a given security at the same time that the other trading desk is buying the security.

         Many of the Fund's portfolio transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Fund typically deals with market makers unless it appears that better price and execution are available elsewhere.

         The Fund does not effect any brokerage transactions in its portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Fund as the Fund can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

                                  CAPITAL STOCK

         Each share of the Fund's $.0001 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

         Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting the Fund only (as opposed to every FAIF Fund) or one specific class of shares, the shares of the Fund or specific class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to the Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

         Under the laws of the state of Maryland and FAIF's Bylaws, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 10% or more of the outstanding shares of FAIF.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of the Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses. Please note that the public offering prices of Class Y Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.

         The net asset value of the Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by the Fund are traded on days that the Fund is not open for business, the Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares.

                                FUND PERFORMANCE

         PERFORMANCE PRESENTATION. Advertisements and other sales literature for the Fund may refer to the Fund's "average annual total return" and "cumulative total return." In addition, the Fund may provide yield calculations in advertisements and other sales literature. All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

                          n
                  P(1 + T)  = ERV

                  Where:  P   =  a hypothetical initial payment of $1,000
                          T   =  average annual total return
                          n   =  number of years
                          ERV =  ending redeemable value at the end of the
                                 period of a hypothetical $1,000 payment made at the beginning of such period

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         The Advisor and Distributor have waived a portion of their fees on a voluntary basis, thereby increasing total return and yield. These fees may or may not be waived in the future in the Advisor's or Distributor's discretion.

         CUMULATIVE TOTAL RETURN. Cumulative total return is calculated by subtracting a hypothetical $1,000 investment in the Fund from the redeemable value of such investment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

                  CTR  =  (ERV-P) 100
                           -----
                             P

                  Where:   CTR =  Cumulative total return;
                           ERV =  ending redeemable value at the end of the
                                  period of a hypothetical $1,000 payment made
                                  at the beginning of such period; and
                           P   =  initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share (including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

                                       6
                  YIELD  =  2[(a-b + 1)  - 1]
                               ---
                               cd

                  Where: a =  dividends and interest earned during the period;
                         b =  expenses accrued for the period (net of
                              reimbursements);
                         c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
                         d = the maximum offering price per share on the last day of the period.

         CERTAIN PERFORMANCE COMPARISONS. In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. The performance of the Fund may be compared to that of its unmanaged benchmark index and to the performance of similar funds as reported by Lipper or such other database services.

         HISTORICAL DISTRIBUTION RATES. The Fund's historical annualized distribution rates are computed by dividing the income dividends of the Fund for a stated period by the maximum offering price on the last day of such period.

         ANNUALIZED CURRENT DISTRIBUTION RATES. The Fund's annualized current distribution rates are computed by dividing the Fund's income dividends for a specified month by the number of days in that month and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period.

         TAX EQUIVALENT DISTRIBUTION RATES. The tax equivalent distribution rate for the Fund is computed by dividing that portion of the Fund's annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt.


                                    TAXATION

         The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Some of the investment practices that may be employed by the Fund will be subject to special provisions that, among other things, may defer the use of certain losses of the Fund, affect the holding period of the securities held by the Fund and affect the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities. The Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investments company.

         It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

         Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of the Fund receives an exempt-interest dividend and then disposes of his or her shares in the

Fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

         For federal tax purposes, if a shareholder exchanges shares of the Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Shares" in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Pursuant to the Code, distributions of net investment income by the Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. The Fund will report annually to its shareholders the amount of any withholding.

         A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes of (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: The Fund will combine purchases made by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

         For the Fund, the sales charge discount will be determined by adding
(i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other First American fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund or any other First American fund (other than a money market fund) that you already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Fund and other First American funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold a percentage equal to the Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

         The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

         A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

SALES OF CLASS A SHARES AT NET ASSET VALUE

         Purchases of the Fund's Class A Shares by the Advisor, or any of its affiliates, or any of its or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, grand parent, grand child and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. The Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Fund is made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. In addition, purchases of Class A Shares for an investor's medical savings account for which U.S. Bank or an affiliate serves in a custodian capacity may be made at net asset value without a sales charge. The Advisor may pay its affiliated broker-dealers, U.S. Bancorp Piper Jaffray Inc. and U.S. Bancorp Investments, Inc., a commission of up to 2% of your purchase price in connection with net asset value purchases of Class A shares made pursuant to this paragraph.

         Class A shares may be purchased without a sales charge by non-retirement accounts if they total $1 million or more. Your investment professional or financial institution may receive a commission equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million. If such a commission is paid, you will be assessed a contingent deferred sales charge
(CDSC) of 1% if you sell your shares within 18 months.

         Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and profit sharing and pension plans, which have 200 or more eligible participants. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Fund's distributor to perform share distribution services may receive a commission on such sales of the Fund equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         If Class A Shares of the Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of the Fund, there may be tax consequences.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Fund as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Fund. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Fund's agent for the purpose of accepting redemption requests, and the Fund will be deemed to have received a redemption request upon receipt of the request by the financial institution.

         Shareholders who did not purchase their shares of the Fund through a financial institution may redeem their shares by telephoning Investor Services at 800 677-FUND. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Fund may limit telephone redemption requests to $50,000 per day.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrators nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. The Administrators and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrators examine each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrators subsequently send confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrators and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Any shareholder may redeem Fund shares by sending a written request to the Administrators, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

         o a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Fund does not accept signatures guaranteed by a notary public.

         The Fund and the Administrators have adopted standards for accepting signatures from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Administrators reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrators are reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.

                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

         STANDARD & POOR'S

         AAA: Securities rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

         A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

         CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Securities rated SD or D are in selective default or default, respectively. Such a rating is assigned when an obligor has failed to pay one or more of its financial obligations (rated or unrated) when it came due.

         MOODY'S

         Aaa: Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

         Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over he future. Uncertainty of position characterizes issues in this class.

         B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality, (2) designate securities which can be bought for possible upgrading in quality, and (3) afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF MUNICIPAL NOTES

         STANDARD & POOR'S

         SP-1: Very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         SP-2: Satisfactory capacity to pay principal and interest.

         SP-3: Speculative capacity to pay principal and interest.

The Fund will not purchase SP-3 municipal notes.

         MOODY'S. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

         MIG 1/VMIG 1: This designation denotes the best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes high quality, with margins of protection ample although not so large as available in the preceding group.

         MIG 3/VMIG 3: This designation denotes favorable quality, with all security elements accounted for, but lacking the strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

The Fund will not purchase MIG 3/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation. None of the Funds will purchase commercial paper rated A-3 or lower.

         MOODY'S. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME-1: Superior capacity for repayment.

         PRIME-2: Strong capacity for repayment.

         PRIME-3: Acceptable capacity for repayment.

The Fund will not purchase Prime-3 commercial paper.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Amended and Restated Articles of Incorporation, as amended through April 2, 1998 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36, Filed on April 15, 1998 (File Nos. 33-16905, 811-05309)).

(a)(2) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

(a)(3) Articles Supplementary, designating new Series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61, Filed on April 30, 2002 (File Nos. 33-16905, 811-05309)).

*(a)(4)  Articles Supplementary designating new Series.

*(b)     Bylaws, as amended.

(c)      Not applicable.

(d)(1) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association, as amended and supplemented through August 1994, and assigned to U.S. Bancorp Asset Management, Inc. on May 2, 2001 (Incorporated by reference to Exhibit
         (5)(a) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

*(d)(2)  Exhibit A to Investment Advisory Agreement (series and advisory fees).

(d)(3) Supplement to Advisory Agreement Relating to International Fund dated December 31, 1993 (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

(d)(4) Supplement to Advisory Agreement Relating to Emerging Markets Fund dated July 23, 1998 (Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

(d)(5) Supplement to Advisory Agreement Relating to Strategic Income Fund dated July 24, 1998 (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

(d)(6) Sub-Advisory Agreement dated July 1, 2001, between U.S. Bancorp Asset Management, Inc. and Clay Finlay Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

(d)(7) Sub-Advisory Agreement dated July 23, 1998, between U.S. Bank National Association, as assigned to U.S. Bancorp Asset Management, Inc. on May 2, 2001, and Marvin & Palmer Associates, Inc., with respect to Emerging Markets Fund (Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

(d)(8) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association, as assigned to U.S. Bancorp Asset Management, Inc. on May 2, 2001, and Federated Global Investment Management Corp., with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

(e)(1) Distribution Agreement [Class A and Class Y Shares,] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(1) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(e)(2) Distribution and Service Agreement [Class B] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(2) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(e)(3) Distribution and Service Agreement [Class C] between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(3) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(e)(4) Shareholder Service Plan and Agreement [Class S] between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit e(4) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(e)(5) Dealer Agreement (Incorporated by reference to Exhibit e(5) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(f) Deferred Compensation Plan for Directors Trust Agreement dated January 1, 2000 (Incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

(g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association, as supplemented through August 1994 (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18 (File Nos. 33-16905, 811-05309)).

(g)(2) Supplement dated March 15, 1994, to Custodian Agreement dated September 20, 1993 (File Nos. 33-16905, 811-05309).

(g)(3) Further Supplement dated November 21, 1997, with respect to International Index Fund, and July 23, 1998, with respect to Strategic Income Fund and Emerging Markets Fund, to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

(g)(4) Compensation Agreement pursuant to Custodian Agreement dated September 20, 1993, as amended (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

(g)(5) Compensation Agreement dated as of September 19, 2001, pursuant to Custodian Agreement dated September 20, 1993, as amended (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 59, Filed on January 28, 2002 (File Nos. 33-16905, 811-05309)).

(g)(6) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 41, Filed on December 2, 1998 (File Nos. 33-16905, 811-05309)).

(g)(7) Further Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 44, Filed on January 28, 2000 (File Nos. 33-16905, 811-05309)).

*(g)(8) Compensation Agreement dated as of February 21, 2002, pursuant to Custodian Agreement dated September 20, 1993, as amended.

*(h)(1) Co-Administration Agreement dated by and between U.S. Bancorp Asset Management, U. S. Bancorp Fund Services, LLC, and First American Investment Funds, Inc., as amended.

(i)(1) Opinion and Consent of Dorsey & Whitney (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 15 (File Nos. 33-16905, 811-05309)).

(i)(2) Opinion and Consent of Dorsey & Whitney, LLP with respect to Strategic Income Fund, Class HH, dated July 24, 1998 (Incorporated by reference to Exhibit (10)(c) to Post-Effective Amendment No. 38, Filed on July 24, 1998 (File Nos. 33-16905, 811-05309)).

(i)(3) Opinion and Consent of Dorsey & Whitney, LLP with respect to Adjustable Rate Mortgage Securities Fund (Class CC), Tax Free Fund (Class DD), Minnesota Tax Free Fund (Class EE), Mid Cap Growth Fund (Class FF) and Emerging Markets Fund (Class GG), dated July 31, 1998 (Incorporated by reference to Exhibit 10(d) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

(i)(4) Opinion and Consent of Dorsey & Whitney, LLP with respect to Arizona Tax Free Fund (II), California Tax Free Fund (JJ), Colorado Tax Free Fund (KK) and Corporate Bond Fund (LL) (Incorporated by reference to Exhibit (i)(5) to Post-Effective Amendment No. 44, Filed on January 28, 2000 (File Nos. 33-16905, 811-05309)).

(i)(5) Opinion and Consent of Dorsey & Whitney, LLP with respect to Nebraska Tax Free Fund and High Yield Bond Fund (Incorporated by reference to Exhibit (i)(6) to Post-Effective Amendment No. 47, Filed on January 18, 2001 (File Nos. 33-16905, 811-05309)).

(i)(6) Opinion and Consent of Dorsey & Whitney, LLP with respect to new shell funds and share classes (Incorporated by reference to Exhibit i(6) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(i)(7) Opinion and Consent of Dorsey & Whitney, LLP with respect to Ohio Tax Free Fund (BBB) (Incorporated by reference to Exhibit i(7) to Post-Effective Amendment No. 61, Filed on April 30, 2002 (File Nos. 33-16905, 811-05309)).

*(i)(8) Opinion and Consent of Dorsey & Whitney, LLP with respect to Short Term Tax Free Fund (CCC) and Intermediate Government Bond Fund (DDD).

(j)(1) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991 (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

(j)(2)   Consent of KPMG Peat Marwick LLP (Incorporated by reference to Exhibit
         (j)(3) to Post-Effective Amendment No. 44 on January 28, 2000 (File No. 33-16905, 811-0530).

(j)(3) Consent of PriceWaterhouseCoopers LP (Incorporated by reference to Exhibit j(4) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution Plan [Class A], Retail Class (Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

(m)(2) Distribution Plan [Class B] Contingent Deferred Sales Change Class. (Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

(m)(3) Service Plan [Class B] (Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

(m)(4) Distribution Plan [Class C] Level-Load Class (Incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

(m)(5) Service Plan [Class C] (Incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

(n)(1) Multiple Class Plan Pursuant to Rule 18f-3, dated June 1, 2001 (Incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 33-16905, 811-05309)).

(n)(2) Multiple Class Plan Pursuant to Rule 18f-3, as amended February 21, 2002 (Incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 61, Filed on April 30, 2002 (File Nos. 33-16905, 811-05309)).

(o)      Reserved.

(p)(1) First American Funds Code of Ethics (Incorporated by reference to Exhibit p(1) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(p)(2) U.S. Bancorp Asset Management, Inc. Code of Ethics (Incorporated by reference to Exhibit p(2) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(p)(3) Marvin & Palmer Associates, Inc. Code of Ethics (Incorporated by reference to Exhibit p(3) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(p)(4) Clay Finlay Inc. Code of Ethics (Incorporated by reference to Exhibit p(4) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

(p)(5) Federated Investors, Inc. Code of Ethics, as amended (Incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

(p)(6) Quasar Distributors, LLC Code of Ethics (Incorporated by reference to Exhibit p(6) to Post-Effective Amendment No. 58, Filed on September 21, 2001 (File Nos. 33-16905, 811-05309)).

* Attached hereto.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25. INDEMNIFICATION

The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980).

Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information on the business of the Registrant's investment adviser, U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

         Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), First American Insurance Portfolios, Inc. ("FAIP"), and nine closed-end funds advised by USBAM, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Municipal Term Trust Inc. - III, Minnesota Municipal Term Trust Inc. - II, and American Income Fund, collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); CEO, First American Asset Management, Minneapolis, MN (January 2001 to May
2001); CEO and President, Firstar Investment & Research Management Company ("FIRMCO"), Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

         Mark S. Jordahl, Chief Investment Officer and director on Board of Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF, FAF, FASF, FAIP and FACEF, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to June 2001); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000).

         Kenneth L. Delecki, Chief Financial Officer and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); CFO and Treasurer, First American Asset Management, Minneapolis, MN (March 2001 to May 2001); Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (September 2000 to March 2001); Independent Consultant, Edina, MN (May 1999 to September 2000).

         John J. Gibas, Senior Managing Director, Institutional Advisory Group, and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); Managing Director, Institutional Advisory Group, FAAM, Minneapolis, MN (September 1998 to May 2001).

         Kimberly F. Kaul, Communications Director, USBAM, Minneapolis, MN (May 2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998 to May 2001).

         Robert H. Nelson, Chief Operating Officer and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); Senior Vice President, FAAM, Minneapolis, MN (September 1998 to May 2001); Treasurer, FAF, FAIF, FASF, FAIP, and FACEF, Minneapolis, MN (March 2000 to present).

         Peter O. Torvik, Executive Vice President, Product Development and Marketing, and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); Executive Vice President, FAAM, Minneapolis, MN (August 2000 to April 2001); Vice President Marketing of FAF, FAIF, FASF, FAIP, and the FACEF, Minneapolis, MN (September 2000 to present); President and Partner, DPG Group, Tallahassee, FL (January 1995 to July 2000).

         Tony Rodriguez, Senior Managing Director, Head of Fixed Income, USBAM, Minneapolis, MN (August 2002 to present); Director and Head of Corporate Bonds, Credit Suisse Asset Management, New York, NY (1999 to August 2002).

         Jon M. Stevens, Senior Managing Director, Private Asset Management, USBAM, Minneapolis, MN (January 2002 to present); Senior Managing Director, Private Asset Management, U.S. Bank, Minneapolis, MN (July 2001 to January
2002); Managing Director, private asset management, Minneapolis, MN (September 1998 to July 2001).

ITEM 27. PRINCIPAL UNDERWRITERS:

a) State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Cullen Funds Trust, Country Mutual Funds Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Kit Cole Investment Trust, Everest Funds, Brandywine Advisors Fund, Light Revolution Fund, Inc., IPS Funds, The Jensen Portfolio, The Lindner Funds, AHA Investment Funds, Wexler Trust (The Muhlenkamp Fund), Mutuals. com (The Generation Wave Funds), First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First American Closed-End Funds, Zodiac Trust (Conning Money Market Portfolio), CCMA Select Investment Trust, CCM ADVISORS FUNDS, Glenmede Fund, Inc., DAL Investment Company, Fort Pitt Capital Funds, MW Capital Management Funds, Quintara Funds, Jacob Internet Fund, Advisor Series Trust, Brandes Investment Trust (Brandes Institutional International Equity
Fund), Builders Fixed Income Fund, Inc., Dessauer Fund Group (The Dessauer Global Equity Fund), FFTW Funds, Inc., Harding Loevner Funds, Inc., Investec Funds, Kayne Anderson Funds, PIC Investment Trust Funds (Provident Investment Counsel), Professionally Managed Portfolios, Purisma Funds, Ranier Funds, RNC Funds, SEIX Funds, TIFF Investment Program, Inc., Trust for Investment Managers, and TT International.

b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item
20. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

                         POSITION AND OFFICES WITH    POSITION AND OFFICES WITH
         NAME                    UNDERWRITER                  REGISTRANT
--------------------------------------------------------------------------------
James Schoenike          President, Board Member                 None
Donna Berth              Treasurer                               None
Suzanne Riley            Secretary                               None
Joe Redwine              Board Member                            None
Bob Kern                 Board Member                            None
Eric Falkeis             Board Member                            None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 33-16905 and

811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 24th day of October, 2002.

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.

                                           By:  /s/ Thomas S. Schreier, Jr.
                                                --------------------------------
                                                Thomas S. Schreier, Jr.
                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

        SIGNATURE                     TITLE                               DATE
        ---------                     -----                               ----

  /s/ Thomas S. Schreier, Jr.         President                           **
------------------------------
   Thomas S. Schreier, Jr.

  /s/ Robert H. Nelson                Treasurer (principal financial/     **
------------------------------        accounting officer)
   Robert H. Nelson


            *                         Director                            **
------------------------------
     John M. Murphy, Jr.


        *                             Director                            **
------------------------------
     Andrew M. Hunter III

            *                         Director                            **
------------------------------
    Leonard W. Kedrowski

            *                         Director                            **
------------------------------
      Richard K. Riederer

            *                         Director                            **
------------------------------
     Joseph D. Strauss

            *                         Director                            **
------------------------------
   Virginia L. Stringer

            *                         Director                            **
------------------------------
      Roger A. Gibson

        *                             Director                            **
------------------------------
   James M. Wade

* By: /s/ Christopher O. Petersen
     ----------------------------
     Christopher O. Petersen
      Attorney-in-Fact

** October 24, 2002



                           FIRST AMERICAN FUNDS, INC.
                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned persons hereby constitute and appoint Robert H. Nelson, Jeffery M. Wilson, James D. Alt, and Christopher O. Petersen and each of them, his or her true and lawful attorneys-in-fact and agents, each acting alone, with full power of substitution and re-substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign Registration Statements on Form N-1A of First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and any and all amendments thereto, including post-effective amendments, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, each acting alone, with full power and authority to do and perform to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, each acting alone, or the substitutes for such attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.


          SIGNATURE                      TITLE                   DATE

   /s/ John M. Murphy, Jr.              Director          September 18, 2002
------------------------------
     John M. Murphy, Jr.

     /s/ Roger A. Gibson                Director          September 18, 2002
------------------------------
       Roger A. Gibson

   /s/ Andrew M. Hunter III             Director          September 18, 2002
------------------------------
     Andrew M. Hunter III

   /s/ Leonard W. Kedrowski             Director          September 18, 2002
------------------------------
     Leonard W. Kedrowski

   /s/ Richard K. Riederer              Director          September 18, 2002
------------------------------
     Richard K. Riederer

    /s/ Joseph D. Strauss               Director          September 18, 2002
------------------------------
      Joseph D. Strauss

   /s/ Virginia L. Stringer              Chair            September 18, 2002
------------------------------
     Virginia L. Stringer

      /s/ James M. Wade                 Director          September 18, 2002
------------------------------
        James M. Wade